LOANUID	LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
562262244	XXXXX	XXXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  The last borrower contact was in regards to the insurance check disbursed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  BK was converted from a Chapter 13 to a Chapter 7 on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comments indicate that a hazard claim was filed for water damage  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Foreclosure proceedings were closed and billed upon completion of the loan modification.	04/30/2016	04/30/2016
504449690	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 04/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  The borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	04/30/2016	05/17/2016
500876691	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 03/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2015.  Recent contact shows cites borrower mailed payment on 12/07/2015 and wanted interest paid for 2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: FEMA declared disaster moratorium was cited on 03/17/2016 due to storms that occurred on January 22-24, 2016. No evidence of property damage was cited.	04/30/2016	05/10/2016
577493753	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 04/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2015.  Borrower called in - she received a letter from a law office and wanted to know if it came from XXX  Advised that the account was transferred but gave borrower all contact information.   Advised borrower mail is not from Ocwen or new servicer or us.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The first legal was completed XX/XX/XXXX.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	04/30/2016	05/24/2016
590121762	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/11/2016.  The last payment was received on 04/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2016.  Advised borrower that the modification agreement had been sent out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	04/30/2016	04/28/2016
508286451	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2015.  The borrower called regarding the filed claim. They were advised that the claim was closed so she did not need an exception to use a metal roof.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	04/30/2016	04/28/2016
545665158	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/26/2016.  The last payment was received on 03/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2015.  The borrower confirmed that the home is owner occupied and was advised of the payment due in the amount of $1746.18.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	04/30/2016	04/30/2016
517897236	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 04/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Borrower called in to verify if payment was received for 02/01/2016. Agent advised borrower hat payment has not been received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Comment on 11/16/2015 reflects debt validation letter not mailed due to loan being current.	04/30/2016	05/24/2016
520908379	XXXXX	XXXXX	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 04/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2015.  The borrower was concerned because he saw his payment held as partial funds and not applied as a payment. The borrower was advised that due to having a customer relationship manager assigned to him, the funds may not post automatically and have to be added manually.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Cease and desist received from the borrower.	04/30/2016	05/24/2016
528520272	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 04/08/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	04/30/2016	05/18/2016
548852130	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2016.  The last payment was received on 03/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2015.  On 01/25/2016 the borrower set up a payment and had questions about how the payment is structured and the amount due to escrow.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: The loan was modified in XX/XX/XXXX. It was not in foreclosure at the time of modification. An earlier foreclosure was cancelled in XX/XX/XXXX due to a service transfer.	04/30/2016	05/24/2016
547386209	XXXXX	XXXXX	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 04/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2015.  Recent contact shows servicer spoke with authorized third party and advised modification documents have been received and are under review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Loan was referred to legal counsel to begin foreclosure on XX/XX/XXXX and was closed on XX/XX/XXXX with the completion of modification. Cease and desist received from the borrower.	04/30/2016	05/17/2016
558431385	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 03/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  The borrower contacted the servicer on 03/24/2016 to make a payment by phone in the amount of $3,256.70.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	04/30/2016	04/28/2016
588502343	XXXXX	XXXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/29/2016.  The last payment was received on 03/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2016.  The borrower had questions about her mortgage payment and requested a payoff. The borrower was advised of payment and has an escrow shortage on her account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	04/30/2016	05/12/2016
527053006	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/04/2016.  The last payment was received on 04/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2015.  The last contact was made on 11/10/2015; in which the borrower inquired about the escrow increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	04/30/2016	04/30/2016
543924921	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 04/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	04/30/2016	05/24/2016
595143462	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  The borrower made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Comments reflect assistance from the state's XXX was terminated on XX/XX/XXXX due to the borrower regaining employment or appropriate income.	04/30/2016	04/28/2016
590907460	XXXXX	XXXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2016.  Authorized third party called in to request status of the modification advised received  signed and dated mod agreement and first payment was received on 01/25/2016 default reason changed to other.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	04/30/2016	05/24/2016
513188352	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/13/2016.  The last payment was received on 04/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2015.  Inbound call from borrower, called to get assistance with downloading the documents online.  Advised XXX and will send docs today.  Advised total amount due and NOI expiration of XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	04/30/2016	04/30/2016
558430155	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 04/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2015.  Borrower called for loan assist, validate loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	04/30/2016	04/28/2016
510736303	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 04/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2016.  Inbound call form borower, calling in to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	04/30/2016	04/30/2016
598530328	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 04/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Spoke to borrower transferred to Spanish line. Advised borrower call was a courtesy call to advise of March payment and to see if there is any questions or concerns. Borrower had no questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	04/30/2016	05/17/2016
566906471	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 04/26/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Reinstated from foreclosure on XX/XX/XXXX.	04/30/2016	05/24/2016
507233497	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  The borrower authorized a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Comments reflect the property may be located in an area possibly impacted by a FEMA disaster (storms 04/17-04/24/2016); no damage was reported.	04/30/2016	04/29/2016
593276622	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2016.  The last payment was received on 03/28/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is service.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	04/30/2016	05/24/2016
523891558	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2016.  The last payment was received on 03/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  Inbound call from borrower, inquiring about escrow insurance and taxes. Borrower advised default reason due to unemployment, just started back to work and now getting caught up.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	04/30/2016	04/30/2016
568948986	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 04/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2016.  Last contact borrower authorized payment in the amount $5561.28. Confirmation number provided.  In response to a courtesy collection call.  Borrower stated excessive obligations for late pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: 10/10/2015 Comments reflect forbearance, however no further evidence found related to forbearance terms.	04/30/2016	04/28/2016
585992648	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 04/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  The borrower called to confirm that there is no escrow being paid on the account as he pays his own property taxes. He was advised that there is no escrow as of March.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	04/30/2016	04/28/2016
575677276	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2015.  The servicer informed the borrower on 05/07/2015 of the missing documents needed to complete the modification review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	04/30/2016	04/28/2016
552959176	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 03/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	04/30/2016	05/24/2016
562731763	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  The borrower was notified on 09/30/2015 that their October payment was received as well as the signed modification agreement. The last contact with the borrower was established on 05/03/2016 in regards to making a payment on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	05/31/2016	06/07/2016
511217864	XXXXX	XXXXX	XXXXX	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 05/31/2016	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 08/01/2013.  The last payment was received on 04/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  Borrower was concerned after reviewing his billing statement that it reflects the loan as delinquent. Borrower was advised that there has been a delay in bringing the loan current following stip agreement and apologized for the delay. Borrower was advised that the loan should be brought up to speed soon.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Borrower called in on 06/25/2015 and stated that he will send in $12,059.72, which will comprise of $7,800.00 due per XXX work out and for May and June payments. Borrower was advised that this would trigger a forgiveness of arrears based on stip agreement. Borrower was advised that they would need to review the stip agreement for the terms and borrower understood.

Per comment on 08/25/2015, all arreages will be forgiven and that the loan would be due for 09/01/2015 per the stip.

						Comment on 03/10/2016 reflects that XXX had done a stip agreement, which XXX fudged by not requiring payments per the stip agreement, and then used a repay agreement to get the borrower current on the stip. Borrower met the terms and trying to get loan updated per terms of the stip agreement. Multiple follow-up e-mails were sent but received no responses since October.	05/31/2016	06/09/2016
512466376	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Notes on 04/07/2016 reflect that the borrower was calling regarding the billing statement.  The borrower says that it states that she still owes for March and April.  The borrower was advised that the statement went out before the payments were received and that the account is current and due for the May payment.  The borrower asked for an XXX form to be sent out.  The borrower was advised the forms will have a fax number to send back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	05/31/2016	05/06/2016
521527902	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2016.  The borrower called because he is locked out from the website and would like to be able to make payment; he was given a temporary password.  The borrower also asked about due dates and the grace period of payment dates.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Commentary on 09/02/2015 states that there was a previous Chapter 7 bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/06/2016
512966286	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 06/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2015.  Insurance agent advised that they were waiting on a response from the insured.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	06/14/2016
537155859	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2016.  The borrower scheduled a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
567168084	XXXXX	XXXXX	XXXXX	3	[3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2016.  The borrower made a payment on 06/16/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
502549764	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 04/25/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
593639048	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 06/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2016.  4/21/16- Borrower requested statement. Stated the loan has a fixed rate, but it is an ARM.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	06/29/2016
546370084	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  Servicer confirmed next due date of 06/01/2016 and total amount due, also advised of increase due to escrow analysis. Borrower understood and did not have any additional questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	06/03/2016
571991773	XXXXX	XXXXX	XXXXX	3	[3] Loan is in Foreclosure [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] The loan is in an active forbearance plan.	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 02/01/2016.  The last payment was received on 06/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2016.  Borrower called in advised received a bill in the mail and borrower advised i in a repayment plan. Servicer advised borrower until they complete the repayment plan they will continue to receive past due letters. 3rd trial payment set up for 07/15/2016 in amount of $1309.70.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.  As of 04/12/2016 Borrower is currently in a 6 month repayment plan; however no evidence foreclosure file has been placed on hold.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: There has been several inspections ordered; however no evidence of the date of inspection or results received.	06/30/2016	07/20/2016
531391533	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 06/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The borrower stated that they are experiencing a curtailment in income and they wish to explore all available loss mitigation options.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
553851261	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2015.  Borrower inquired about her payment she had set-up on 12/06/2016 hasn't cleared the bank yet.  Servicer advised it was posted to her account on 12/07/2016.  Waiting for the bank to release the funds.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	06/21/2016
583323184	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2016.  The borrower called in to make 3 promises to pay.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
585836145	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 07/01/2015 - 12/08/2015	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  The last contact was made on 5/11/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
580094803	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  The last contact was made on 5/9/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
517370005	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2016.  Borrower states he needed assistance filling out the RMA. Agent assisted and advised the account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/01/2016
574562407	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2015.  Borrower called in and was advised of total amount due. Borrower advised reason for default due to loss of employment and medical issues. Borrower is seeking assistance and stated that he needs help on the RMA questions. Agent advised borrower to fill out the application as much as he can and then give a call back. No evidence if borrower is now back to work.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Most recent property inspection was ordered on 12/20/2015. However, no evidence of property inspection completion date or results provided. Comment on 03/09/2016 reflects reinstatement through XXX was completed 12/21/2015 and first two payments received for January and February 2016.	06/30/2016	07/19/2016
524208198	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 06/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  Borrower advised mailed payment and RFD medical; he also inquired if he could make payment over the phone and was advised yes, he would need the routing and checking account number.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Loan modified by prior servicer effective date XX/XX/XXXX.	06/30/2016	07/13/2016
553541705	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2016.  Borrower called in and requested a payment history and advised she is not delinquent. Borrower made a speed payment in amount of $1000.00.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Property inspections ordered; however no evidence of date the inspection was completed or results received.	06/30/2016	07/19/2016
599513658	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 06/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  The borrower called to make a payment, but didn't want to pay the convenience fee. As the representative was waiving the fee, the borrower said that he didn't have the routing number and would mail the payment out instead.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
589133804	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/11/2016.  The last payment was received on 06/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2016.  Borrower advised RFD was due to fraudulent activity on her bank account. She made payment, provide authorization for a friend to make another payment; she also requested payment history
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Loan modified effective date XX/XX/XXXX with prior servicer.	06/30/2016	07/18/2016
546608827	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2016.  The borrower was notified of the total amount delinquent. The borrower stated they would mail the payment on 06/24/2016. The borrower stated they had unexpected house repairs. Comments on 04/26/2016 indicated a completed Request for Mortgage Assistance (RMA) form and 4506-T or 2014 signed tax returns. There is no evidence the borrower pursued the loan modification.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
581511112	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2016.  The last payment was received on 06/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  The last contact was made on 3/14/2016, in which the borrower had an account inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
550811107	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2016.  The last payment was received on 04/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2016.  Borrower called for an explanation if the returned payment and agreed to resend payment. Stated he wants to try for modification since his income has changed.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	06/28/2016
536587255	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 06/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2015.  Borrower called in made a payment in amount of $600.00 to post 12/31/2016. Borrower advised RFD was due to the holidays.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/07/2016
578373153	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2016.  The borrower called in on 06/09/2016 and stated they were overextended due to school bills. The borrower stated they were interested in a HAMP and a Request for Mortgage Assistance (RMA) packet was mailed to the borrower.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  Comments on 05/14/2014 indicated the debtor wanted to value the property at $XXX at 0%. A plan objection was going to be filed because an appraisal from 01/2014 indicated the value of the property as $XXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
564891450	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2016.  The last payment was received on 06/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2016.  The borrower scheduled a payment but is uncertain when the loan will be brought current.  The borrower expressed interest in a modification and will submit financials.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
568761931	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
570369918	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2016.  The borrower's spouse verified the hazard policy annual premium was paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/07/2016
523261027	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2016.  Borrower contact established, provided total amount due. Borrower advised waiting for check to clear as wife does not have direct deposit. Borrower made payment online for $1514.28  effective 06/18/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
543589895	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 06/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2016.  Notes on 06/28/2016 reflect that the borrower is intending on getting July payment in the same month to bring account current.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
586872779	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2016.  Borrower stated they have new employment. Advised them of the total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	06/30/2016
519920557	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
579032177	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 10/15/2015 - 11/16/2015

[2] Currently Delinquent Mortgage

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2015.  The last payment was received on 07/07/2015.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2016.  The borrower called in to check the status of the modification review and advised the review was completed.  The borrower was declined for the modification. A prior modification was completed in 2013.  The borrower was temporarily unemployed and returned to work in 05/2016.  There is no evidence the loan has been referred to foreclosure.  A pre-foreclosure package was assembled prior to the service transfer and the commentary dated 12/23/2015 states there is no open foreclosure and no referral has been completed.  On 03/17/2016 the borrower called in to follow up on the dispute regarding the financial information used to determine the denial for the modification.  The borrower believes the incorrect information was used.  The borrower was advised of liquidation options.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged onXX/XX/XXXX and there is no evidence of reaffirmation.  The filing date and case number were not noted. The file was approved for bankruptcy on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
519643294	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage [2] The loan is in an active forbearance plan. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  The borrower stated intention to post a payment before the end of the month.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
512853198	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
						ADDITIONAL INFORMATION: Current collection comments missing, no indication of modification noted.	06/30/2016	06/29/2016
595600662	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  Borrower advised they would send in a payment on 05/19/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
566588728	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2016.  The last payment was received on 06/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  The borrower discussed the escrow change and scheduled a payment.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
586445740	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2016.  Borrower returned servicers' call and stated they have a payment scheduled for 06/30/2016.  Reason for delinquency was cited on 06/20/2016 being curtailment of income.  Loan is in imminent default as the previous was 30 days delinquent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	06/29/2016
569365987	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/30/2016.  The last payment was received on 06/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2015.  The borrower called in to set up a payment for the 18th.  The borrower requested a financial package on 11/23/2015 and was sent via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
535432495	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2016.  The last payment was received on 06/23/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/07/2016
594974434	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 06/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2016.  The last contact was made on 6/2/2016, in which the party confirmed a payment was scheduled.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
541594791	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  The borrower called in on 04/01/2016 to confirm a 3 month repayment plan in the amount of $2458.03 and the last payment had been received.  The reason for default is curtailment of income due to the borrower being in school.  The loan was previously modified prior to the review period.  The commentary dated 09/01/2015 states the borrower had a family emergency out of the country.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
581645756	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  Borrower made a promise to pay when she received her paycheck.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  11/03/2015-Comments indicate roof damage with DOL of 10/19/2015. Claim check was received on 10/30/2015. No indication that the repairs were made or a walkthrough was performed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
571817159	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 07/01/2015 - 10/27/2015 [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  The borrower called and was advised the servicer is no longer collection for the property taxes and will research to see why the tax amounts were updated.  The borrower initiated a written dispute on 03/10/2016 regarding the escrow account.  After the escrow analysis was run, the taxes were removed in error.  The borrower noted the discrepancy with the requested payment for 05/2016.  The loan is to be escrowed and the borrowers additional payment was added to principal and the payment will resume as before.  The issue was resolved on 04/11/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
545716299	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 06/03/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
566807993	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 04/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2016.  Borrower made a payment and requested a payment history.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	06/29/2016
589761571	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  Borrower requested 1098 form.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
546152402	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/08/2016.  The last payment was received on 06/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  The borrower requested to cancel an ACH payment due to not having the funds available on the date draft is scheduled for; borrower also inquired on the payment increase and agent indicated there is an escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/14/2016
595422680	XXXXX	XXXXX	XXXXX	3	[3] Performing Loan But Strong Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2016.  The borrower called to have a copy of the June billing faxed to them and to unlock the website and have new password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: A comment dated 06/08/2016 indicates that the borrower is unemployed.	06/30/2016	06/27/2016
546977804	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 06/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2016.  The borrower called in and made post dated payments for 06/22/2016 and 07/08/2016.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: The loan was previously in FC and was closed when the borrower reinstated the loan.	06/30/2016	07/01/2016
540431600	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The borrower make a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
593921207	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 06/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2016.  Commentary indicates on 03/30/2016, borrower advised that she does not need mortgage assistance.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	06/24/2016
567898766	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 06/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2016.  Borrower was advised of consequences, however was unable to discuss short sale. Prior contact borrower stated would make payment by 06/30/2016 by Western Union.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
526795315	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2016.  The last payment was received on 02/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2016.  The borrower was advised of the total amount due. They made a payment for $3,547.41. They stated their spouse is a XXX and didn't work so they got behind.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/01/2016
580524170	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 06/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The borrower made a payment.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on 10/29/2015 indicate that bankruptcy stay relief was granted at plan confirmation prior to the review period. No further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/07/2016
531458503	XXXXX	XXXXX	XXXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2016.  Authorized third party called for status of the insurance claim. The servicer advised that they are awaiting the adjuster's worksheet and gave all the information necessary to obtain one.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A loss draft check was received on 02/23/2016 in the amount of $14,343.91 for roof damage caused by a tornado. The signed contractor's bid, W-9, Conditional Waiver of Lien and contractor's license were received on 04/01/2016. Awaiting the adjuster's worksheet to release funds per comments on 05/03/2016.  The damage repair amount is estimated at $15,150.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
535664119	XXXXX	XXXXX	XXXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  Borrower stated they are sending in the March payment on 04/05/2016.  A payoff request was received 06/09/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	06/22/2016
560604851	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2015.  The borrower was advised that the pre-approved modification documents have expired and a new packet was sent. The reason for delinquency was cited as curtailment of income.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
511806339	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2016.  The last borrower contact was in regards to a modification offer received as well as an inquiry into increased escrows.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
559665010	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 06/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  Customer wanted to speak with a representative named XXX in regards to payments from last 2 payments. Informed payments received. Customer also wanted information on how to make a payment through website and was informed as to what steps to take.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
506683286	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2016.  The last payment was received on 06/14/2012.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.  Notes on 05/19/2016 reflects that the borrower stated that he would make a payment on the 8th for the amount of $1,026.00.  The borrower was advised of the modification option and a package was sent out.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
521456636	XXXXX	XXXXX	XXXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2016.  The last contact with the borrower was established on 06/23/2016 at which time the borrower requested a payoff quote to be sent to them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
527879442	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2016.  The borrower scheduled a payment for 07/13/2016 and was advised that uncollected fee on the account is for escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
578318397	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2016.  Spoke with borrower who stated that her husband lost his job and is looking for work. Agent gave her HUD phone number and verify husband working on Modification application. Set up a check dated 7/19/2016 for $605.88. Borrower also request to waive late fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
535003942	XXXXX	XXXXX	XXXXX	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 06/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2016.  The borrower discussed a recent payment and advised that the reason for default is illness.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
523385315	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 06/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2016.  The borrower called in and stated the other borrower on the loan was laid off and was seeking new employment. The borrower stated they would make a payment of $600 on 07/07/2016.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/11/2016
588821119	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2016.  The last payment was received on 06/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2016.  The borrower was adivsed of their next payment due and verified their information.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
549886802	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2015.  The last contact was made on 12/2/2015, in which the borrower set up ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
515252466	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 06/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2016.  The last borrower contact was in regards to making the June and July payments.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/11/2016
524205736	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 06/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2015.  The borrower called in regarding how to sign the final modification agreement.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/13/2016
502002507	XXXXX	XXXXX	XXXXX	2	[2] The loan is in an active forbearance plan.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2015.  Commentary indicates that repayment plan has been completed. Borrower was receiving unemployment assistance from XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Commentary indicates that borrower was approved for XXX. Repayment plan was completed XX/XX/XXXX. The likelihood of future delinquency is moderate as per last comments, borrower is not employed.	06/30/2016	06/15/2016
555819234	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2016.  The last payment was received on 04/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  The borrower wanted why they have an ARM loan; borrower told they were on a step rate payment.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
528498089	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2016.  The last payment was received on 07/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  The borrower called inn to make a payment.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
532282052	XXXXX	XXXXX	XXXXX	3	[3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2016.  The borrower authorized a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/12/2016
595727814	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/01/2016.  The last payment was received on 06/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2016.  Spoke with borrower and confirm receipt of documents. Borrower working with Account Manager on a Modification.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
524421781	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 06/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2016.  The last contact with  the borrower was established on 06/15/2016 at which  time the borrower made a payment. The borrower also indicated they would make another payment on 06/30/2016, and have the June payment completed by 07/15/2016.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
583399561	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2015.  The borrower was advised that his December's payment was due. Upon the call,  it was discovered that the modification payment did not reflect what was on the system. A ticket was submitted to correct the account and to reapply the funds correctly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
573245783	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  customer called in-speed payment for $1073.38
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/19/2016
563208951	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  The borrower was calling to change the payment date of the month for the 10th with auto draft payments instead of the 15th of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/15/2016
522802428	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 06/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2016.  The borrower called to make a payment by phone.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
576556125	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 06/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2016.  The last contact with the borrower was established on 06/27/2016 at which time the borrower the borrower stated they were experiencing an hardship due to their spouse was out of work, and would call back on 07/05/2016 to make a payment.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	07/20/2016
522407753	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2016.  The borrower made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	08/31/2016	08/29/2016
587352194	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/01/2016.  The last payment was received on 08/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2016.  The borrower called to authorize a payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	08/31/2016	09/12/2016
538927289	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 08/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2016.  The borrower stated he check comes on the first but it hasn't been loaded to the card yet.  The borrower was advised can make the card payments over the phone so he doesn't have to go in to make the payment.  The comments dated 03/09/2016 state that the borrower gets $751 from XXX and he makes $650 payment and that is the only income he has, with the rate and escrow going up he's paying $110 more per month. He doesn't have any extra to pay.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	08/31/2016	09/13/2016
504842851	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 07/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2016.  The borrower made a promise to pay for 08/20/2016. The borrower stated they were not interested in a deed in lieu but they wanted to be considered for a loan modification. A HAMP application was mailed to the borrower on 08/05/2016. There is no evidence the borrower returned the completed HAMP application.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	08/31/2016	09/08/2016
597955890	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 07/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2016.  Borrower called in and stated will be making two payments once they receive Kim's check which should be received within the week.  Borrower stated he is back to school for plumbing and needs jeep to commute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	08/31/2016	09/16/2016
557336065	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 09/01/2015.  The last payment was received on 08/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2016.  The last contact was made on 8/5/2016, in which the borrower was informed that the servicer is proceeding with foreclosure as regular payments are not being made and no extra payments to get the account current.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	08/31/2016	09/12/2016
595202312	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/01/2015.  The last payment was received on 06/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2016.  The borrower advised that they have applied for a HAMP modification; no other details were noted.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	08/31/2016	09/13/2016
513385473	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 07/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2016.  The borrower stated they couldn't make a payment until 09/05/2016.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	08/31/2016	09/01/2016
541297621	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 08/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2016.  The last contact was made on 6/13/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	08/31/2016	09/12/2016
552639051	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 04/19/2016 - 08/31/2016 [3] Loan is in Foreclosure [2] Currently Delinquent Mortgage [2] The loan is in an active forbearance plan.	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 08/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2015.  The borrower agreed to pay no less than $1200 per month starting in 12/2015 in order to postpone a foreclosure sale that was scheduled for XX/XX/2015.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is forbearance/workout.  The next projected foreclosure step is sale.  Comments reflect a foreclosure sale scheduled for XX/XX/XXXX was postponed when the borrower agreed to make $1500 payments going forward in order to cure delinquency over time. Comments on 11/07/2012 indicated the loan was in an active foreclosure but a referral date was not provided.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	08/31/2016	04/18/2016
598312518	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 08/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2015.  The last contact was made on 12/16/2015, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	08/31/2016	07/29/2016
589886760	XXXXX	XXXXX	3	[3] Loan is in Foreclosure [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 04/01/2016.  The last payment was received on 08/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2016.  Borrower attempted to make a payment but the account was in foreclosure and the payment could not be taken.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.  Comments on 06/08/2016 indicate the foreclosure process was moving forward with an anticipated date of auction to be set in the fall. The foreclosure referral date was not mentioned but contact with the foreclosure attorney was noted on 11/05/2014.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	08/31/2016	08/20/2016
582231984	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2015.  The last payment was received on 06/20/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comments dated 09/26/2016 indicate an insurance claim was filed on 07/22/2016 due to wind damage; no further details were provided in file.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	10/01/2016
554248721	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 06/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/30/2016	09/22/2016
566887761	XXXXX	XXXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 09/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016.  Commentary indicates contact was made with the borrower's attorney and all correspondence with the trustee was requested to be sent to the attorney.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	09/13/2016	09/29/2016
571284231	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 10/01/2015 - 12/29/2015 [3] Pay History - Incomplete - Missing: Incomplete - Missing 10/01/2015 - 12/21/2015 [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2016.  The last payment was received on 09/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2016.  The borrower called to post a payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	09/13/2016	09/13/2016
529361569	XXXXX	XXXXX	2	[2] The loan is in an active forbearance plan.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  The borrower called about past due payments. The borrower was informed that two payments were received and informed of unpaid late charges. The borrower requested to be transferred to the account specialist to discuss disagreement with the late charge.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	09/13/2016	10/04/2016
596573732	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 09/13/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	09/13/2016	10/03/2016
574337577	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 03/11/2016 - 09/30/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 04/27/2016 - 09/30/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2016.  The last payment was received on 08/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  The borrower was denied Loan modification due to income documents not supporting ability to pay.  The borrower completed two payments by phone to reinstate the loan
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is complete.  Collection comments provided for review do not reflect the referral date or last step completed.  The foreclosure was closed and billed on XX/XX/XXXX.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	09/30/2016	03/10/2016
555261865	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2016.  The borrower returned a call to the servicer who confirmed that the account is current and the loan modification is complete.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/24/2016
544848993	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2016.  Borrower was returning the agents call. He advised that he will be making his payment on Friday. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/21/2016
507331379	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2016.  The borrower was notified that a refund for the double payment will be provided by Wednesday or Thursday.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	09/16/2016
582731873	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016.  The borrower has entered into loss mitigation, the XXX Program started on 08/23/2016 in the amount of $1202.61.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	09/30/2016	09/27/2016
552843302	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2016.  Borrower wanted to know if his ACH was setup in the system. Agent advised that is active and will start drafting next month. Borrower will be sending in a letter as proof that he gets a break on property taxes from his county. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	09/24/2016
593603556	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2016.  Borrower was offered a XXX that advanced the due date 2 months after receipt of 1 month's payment and enrollment in ACH.  Borrower was credited for 2 months payment by corporate advance on 08/23/2016 to bring loan current.  The borrower was previously granted a modification on XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/14/2016
565537280	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2016.  The borrower returned a call and advised that the account is set up for ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	09/24/2016
582798287	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/05/2016.  The last payment was received on 08/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2016.  Notes on 08/31/2016 reflect the borrower requested to have automatic payment set up on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/16/2016
594454226	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2016.  Recent contact with borrower shows servicer explaining they are waiting for the escrow to complete modification review.  Borrower asked if they should make a payment and was advised to hold if they are approved for a trial plan.  Reason for delinquency was cited on 06/23/2016 as their spouse hours were cut drastically.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Comment dated 09/24/2016 cites an add on portion of the deferred balance of $2,071.85.	09/30/2016	09/24/2016
519926795	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  Recent contact with borrower 09/30/2016 shows borrower answered the bankruptcy discharge script and expressed an issue with applying funds from suspense.  Funds were cited as being applied to fees instead principal and a misapplication task was created as they funds should have been applied towards a payment as borrower stated they mailed payment earlier this week; as their intent is to retain the property.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect a prior Chapter 7 bankruptcy; however details of the bankruptcy were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: Comment on XX/XX/2015 executed loan modification sent to the borrower.	09/30/2016	10/24/2016
538390007	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016.  Spoke with co-borrower and informed her that she is currently passed due for 3 months for a total of $2629.42, including late fees of $129.72. Borrower requested to speak with Asset Manager. Call transferred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/24/2016
573443463	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2016.  The borrower authorized a payment in the amount of $803.00; effective 09/28/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/25/2016
593738309	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  Borrower was advised of the due date and to ignore the delinquent payment letter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	09/22/2016
502644199	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2016.  The servicer spoke to authorized third party who verified they will call back to pay the total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	09/30/2016	09/26/2016
583200709	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2016.  Authorized third party called in regarding certified letter received and wanted to know what it contained. Advised it was a HAMP letter, she thanked me and hung up.  Borrower is current on repayment plan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/18/2016
546309471	XXXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2016.  Borrower called in and stated that she will called in on 09/01/2016 to pay her regular monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment on XX/XX/XXXX reflects a discharged chapter 7 bankruptcy. However, details of chapter 7 bankruptcy not provided in servicing comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Co-borrower deceased since XX/XX/XXXX. Borrower stated on 07/22/2016 reason for default is due to fixed income. Comment on 05/11/2015 reflects borrower had a Kidney transplant and is on disability.	09/30/2016	10/24/2016
557130346	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  Borrower called regarding workout status. Call was transferred to borrowers AM.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	09/30/2016	09/21/2016
541209739	XXXXX	2	[2] Currently Delinquent Mortgage [2] The loan is in an active forbearance plan.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  The last contact was a message left by the borrower advising the September payment was made and would call back in October; the pay history does not reflect receipt of said payment.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: The loan was modified outside of the review period and has since re-defaulted.	09/30/2016	09/30/2016
507480848	XXXXX	3	[3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2016.  The borrower called in to advise receipt of a billing statement with a higher amount due. The borrower was advised that billing statement was before approval of the modification and that the loan is current and due for 10/01/2016.  The property is a 2nd home and the borrowers go back and forth to Vegas for cancer treatments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: The borrower advised on 01/29/2015 that the borrower is retired and the income the borrower receives will always be at the end of the month.	09/30/2016	10/07/2016
523039155	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2016.  The last payment was received on 09/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2016.  The last borrower contact was in regards to making the monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/18/2016
580357340	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  Spoke with borrower. Advised borrower that request to update the draft for the auto payment was sent. Supervisor approved reimbursing payment but it would take more than a week for process to be completed and by the time that was finished they would be due for payment again. Borrower understood and advised she would call next week to make sure auto payment was updated to the 15th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/24/2016
513635794	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2015.  Borrower called in and advised she wants to change insurance carriers since the one she has is too expensive. Servicer advised borrower she  will need to speak to the insurance department. RFD is noted as excessive obligations.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/24/2016
519556757	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016.  Borrower contact established confirmed property owner occupied and intent to retain and borrower wants to participate in XXX. Borrower completed a phone payment for $1,013.25 provided confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/11/2016
556869690	XXXXX	2	[2] Currently Delinquent Mortgage [2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2016.  Spoke with customer Araceli, customer stated that she will be making  a payment shortly.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	09/30/2016
513621334	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 08/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2016.  The borrower called with questions regarding escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	09/21/2016
532752439	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  Borrower called in wanting to make her monthly payment. Speed pay payment accepted in amount of $674.84 on 2/11/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/24/2016
541665291	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Notes on 05/16/2016 reflect the borrower called to request that the 1098 form is emailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	09/15/2016
557742531	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  The borrower called to make 2 payments.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/15/2016
502396980	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2016.  Recent contact with borrower was through email referencing proof of insurance.  Borrower stated they have requested the information and has attached the 2014-2015 proof and acknowledgement letter was sent.  Borrower called on 08/26/2016 stating they were not able to make a payment in for September until 10/15/2016 and how to cancel the ACH.  Associate stated the call dropped but submitted the request and borrower declined to take the survey.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/26/2016
526375934	XXXXX	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2016.  The last payment was received on 09/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2016.  The unauthorized third party called in to make a payment. The payment was made on 07/28/2016 in the amount of $7,477.07.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: On XX/XX/XXXX an unauthorized third party called in to advise the borrower passed away. There is no clear information on the date of passing or who the Executor of the Estate is.	09/30/2016	09/15/2016
592401098	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2016.  Borrower called in to see what happened with the misapplied payment for May.  Representative advised borrower that after looking through the payment history, the Borrower missed a payment in February.  Borrower checked his bank records and agreed.  Borrower advised will try to catch up over time, and that his business is a bit slow during the summer time. Borrower was set up on a Forbearance plan on XX/XX/2015 for 5 payments, starting XX/XX/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/05/2016
535822885	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  The last contact was made on 3/4/2016, in which the customer wanted to confirm a payment was received.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/18/2016
543092963	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2015.  The borrower called in regards to a payment reminder and was advised to disregard because the letter was sent out on the same day the payment was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/11/2016
510727210	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2016.  The borrower inquired about a $170 fee that was charged on the account on 07/19/2016. The borrower was informed that the reason for the fees was not specified in which the borrower requested the breakdown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/12/2016
537898573	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2016.  Borrower made monthly payment.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/24/2016
533734241	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2016.  Borrower contacted 9/19/2016 as payment was past due. Borrower advised payment was mailed out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/16/2016
536421284	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2016.  The borrower requested confirmation via email that the loan was being reviewed for modification on 02/15/2016.  An authorized third party contacted the servicer on 08/17/2015 to request documents for a loan modification.  The loan was modified on XX/XX/XXXX no further borrower contact was documented after 02/15/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/17/2016
582256595	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2016.  Borrower called in regarding the negative credit reporting; advised he could send in copy of credit report and written request to have negative reporting removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/10/2016
587562048	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2015.  Servicer contacted borrower on 11/19/2015 and went over the XXX and co-borrower understood the requirements and borrower issued 2 of the 4 payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	09/15/2016
551372722	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2016.  The borrower stated they mailed the payment already.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/20/2016
572641903	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 08/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2016.  The borrower was contacted and advised of her next payment due date which was re-set for 10/01/2016 due to XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/08/2016
529927186	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2016.  Notes on 08/05/2016 reflect the borrower called and stated that they sent a wire to reinstate the account and bring current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/17/2015
559444788	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2016.  The last contact with the borrower was established on 08/23/2016 at which time the borrower called with questions regarding their insurance. The borrower was provided the requested information and the call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: The account was previously in foreclosure. The foreclosure was closed as of XX/XX/XXXX due to a modification.	09/30/2016	10/18/2016
536740171	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2016.  The last contact with the borrower was established on 09/06/2016 in regards to next payment due. The borrower stated the account was set up on automatic payments, and the call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/10/2016
557263494	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2016.  The last payment was received on 09/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  The borrower authorized a payment and agent explained modification procedures.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/24/2016
505133429	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2016.  The borrower stated that they would sign the loan adjustment agreement and fax it back. On XX/XX/XXXX, the loan was modified; effective XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	10/05/2016
508148835	XXXXX	2	[2] Evidence of deceased borrower(s). EXCEPTION INFO: Notified of deceased XXX on 6/XX/2015...requested death certificate.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 09/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2016.  VERIFIED XXX CALLED INTO MAKE A PAYMENT BUT DID NOT HAVE ROUTING AND ACCOUNT NUMBER STATED THAT HE WOULD CALL BACK LATER TO NIGHT
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is tenant occupied.
						ADDITIONAL INFORMATION: N/A	09/30/2016	09/15/2016
522099500	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/27/2016 - 10/18/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2016.  The last payment was received on 07/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2016.  The authorized third party spouse was contacted for a payment reminder in which the borrower stated intention to return the call and submit a payment once the borrower has banking information available. The borrower was also informed of service transfer occurring on 09/23/2016, but was instructed to submit this payment to the current servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	10/18/2016	08/26/2016
514276390	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/13/2016 - 10/18/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2016.  The borrower called in to make the payment over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	10/18/2016	08/12/2016
510664017	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/26/2016 - 10/18/2016 [3] Loan is in Foreclosure [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 12/01/2011.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2016.  Authorized third party Peter from Peters and Associates called for status of loss mitigation. Third party was advised loss mitigation was denied on 10/07/2015 and appeal period ended 11/07/2015. Authorized third party stated okay they will move forward with mediation.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The first legal was completed XX/XX/XXXX.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	10/18/2016	08/25/2016
525780103	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/11/2016 - 10/18/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2016.  Borrower advised on 07/22/2016 that they would be making the July 2016 payment on 07/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	10/18/2016	08/10/2016
571243188	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/11/2016 - 10/18/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 07/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  Borrower called about the amount of $1387.48 on her monthly statement for foreclosure fees. Servicer explained the amount will stay on the account until it is paid off.  Servicer further explained the investor discussed redoing the modification with this amount in the unpaid principal balance but realized the payment was already tight and did not want to increase it by adding this additional fee.  Servicer advised this amount will appear on all the statement until paid off.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is other - placed on hold due to loss mitigation review..  Unable to determine the next projected foreclosure step.  limited data provided relating to foreclosure milestones
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: 06/15/2015 modification approved.	10/18/2016	08/10/2016
523538905	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/19/2016 - 10/01/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2016.  Borrower called in all account information was verified, borrower called in regarding confirmation of receipt of the May payment and confirmed with her the next due is 06/01/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	10/18/2016	08/18/2016
517985504	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/17/2016 - 10/18/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  The borrower called in to request her mailing be changed. The new address was provided. The borrower also wanted to know how biweekly payments worked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	10/18/2016	08/16/2016
548640910	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/18/2016 - 10/31/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2016.  The borrower called to make a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	10/18/2016	08/17/2016
585667624	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/27/2016 - 10/18/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2016.  The last payment was received on 07/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2016.  The borrower stated that he already made is payment. However, the payment was applied towards the principal. A correction request was already submitted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: The loan was referred to legal counsel on XX/XX/XXXX. The foreclosure was closed and billed due to the reinstatement on XX/XX/XXXX.	10/18/2016	08/26/2016
508657090	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/18/2016 - 10/18/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2015.  The last contact with the borrower was established on 11/30/2015 at which time the borrower called inquiring about fees assessed on their account. The borrower was advised the fees were from inspections prior to the modification, and they would look into getting the fees waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	10/18/2016	08/17/2016
594585729	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/26/2016 - 10/18/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2016.  The last payment was received on 07/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2016.  Notes on 08/19/2016 reflect the borrower confirmed that the goodbye letter was received.  The borrower stated since the new servicer has taken over on 08/25/52016, the borrower will send his August payment to the new servicer.  The borrower stated the reason for default was due to his fathers illness and medical costs associates with his illness.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	10/18/2016	08/25/2016
522541223	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/16/2016 - 10/18/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2016.  The borrower's wife called to make sure the servicer had all the insurance information they needed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	10/18/2016	08/24/2016
506145967	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/19/2016 - 10/18/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2016.  Borrower called on 08/18/2016 to confirm their payment as they received a late notice.  Servicer advised borrower on 08/17/2016 payment was applied on 08/10/2016  and informed of the service transfer that will occur on 08/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	10/18/2016	08/18/2016
504859237	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/26/2015 - 10/18/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2016.  Borrower called on 08/25/2016 to confirm who will receive the September payment.  Associate advised the new servicer does not take over until 09/23/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	10/18/2016	08/25/2016
513287195	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/26/2016 - 10/18/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016 [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2016.  The borrower contacted the servicer on 08/24/2016 to request a copy of the note.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Borrower stated on 02/08/2016 that their BK Attorney "left" without dismissing the case.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	10/18/2016	08/24/2016
568879852	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/11/2016 - 10/18/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 07/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  Borrower called on 04/12/2016 as they were returning a call and was advised of the past due amount.  Borrower stated they do not know their case # as they claimed bankruptcy and should not be receiving calls as the $XXX has been wiped out due to the chapter 11 bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  New terms from the bankruptcy was cited on XX/XX/XXXX reducing the principal balance to $XXX with an interest rate of $4.5% fixed for 360 months with a maturity date of XX/XX/XXXX. Comment dated 02/19/2016 cites a stipulation order for $1,317.38 each month.  Case was confirmed to be closed with the trustee on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Loan was referred to legal counsel to begin foreclosure on XX/XX/XXXX and was closed on XX/XX/XXXX.	10/18/2016	08/10/2016
568313152	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/25/2016 - 10/18/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2016.  The borrower called in because she has not been receiving statements.  She inquired with the post office who informed her the statements are not being delivered because they have the co-borrower's (ex-spouse) name listed on the mail.  She was advised that they are available online and stated that she will go online to retrieve the statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	10/18/2016	08/24/2016
592082227	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/26/2016 - 10/18/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2016.  Notes on 08/25/2016 reflect the borrower was advised that the account is current.  The borrower was requesting the mediation loan documents.  The borrower would like the loan modification agreement documents emailed.  It was also clarified for the borrower that the loan is set to service transfer to XXX on 09/23/2016 and that the auto draft for payments will automatically cancel.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	10/18/2016	08/25/2016
582492135	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/11/2016 - 10/01/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 07/26/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	10/18/2016	07/26/2016
534601981	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/13/2016 - 10/18/2016

[3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 08/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2016.  Borrower requested to have online account unlocked. Servicer fulfilled borrower's request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Notes on 01/08/2015 indicate borrower passed away on XXX.	10/18/2016	08/12/2016
553566416	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/25/2016 - 10/18/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 08/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2015.  The last contact with the borrower was established on 12/18/2015 at which time the borrower called to confirm their payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: The foreclosure was closed and billed per notes dated XX/XX/XXXX due to the account being modified.	10/18/2016	08/24/2016
575950149	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 08/27/2016 - 10/18/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/26/2016 - 10/18/2016 [1] Third Party Realtor Contacted	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 07/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2016.  The borrower called to post a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	10/18/2016	08/10/2016
537351855	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/05/2017	12/19/2016
551446665	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/05/2017	09/02/2016
525095158	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2016.  The borrower wanted to check the bank statement and will call back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/05/2017	01/18/2017
503496570	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2016.  Borrower called in for the next due date and was advised that the loan is due for 12/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/05/2017	11/04/2016
548928924	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2016.  A third party called in and advised that the borrower does not speak very good English. The borrower gave permission to speak with the third party. The servicer gave account information and the third party advised that they would send in the payment amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/05/2017	12/14/2016
550280416	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2016.  The last payment was received on 12/01/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/05/2017	01/26/2017
562863308	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/15/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  The borrower made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/05/2017	12/08/2016
574487007	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2016.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2016.  Borrower called in and stated that $6,000 was sent in for reinstatement.  Servicer advised of escrow shortage.  Servicer advised will analyze the account when the $6,000.00 comes in and will send a shortage notice.  Servicer advised of forced place insurance and advised borrower to seek their own insurance.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/05/2017	01/26/2017
525663386	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 01/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2017.  Spoke to the borrower who called in to make a payment. A payment was taken via the borrowers checking account in the amount of $769.50  for 1/26/2017
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/26/2017
588005074	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.  The last payment was received on 01/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2016.  09/29/2016 Spoke to the borrower who called in to find out why the monthly payment had increased. Advised the borrower it was due to an escrow shortage. Advised the borrower the account is current and offered payment options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/30/2017
537612133	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  The borrower called on 03/02/2016 and wanted to know when the final loan modification documents would be sent.  The borrower was advised that it was sent out on 02/29/2016 and it should have been delivered on 03/01/2016.  The borrower stated that they were out of the country and wouldn't be back until April but would have the documents sent.  The borrower was advised that they documents would need to be notarized at a US Embassy if still out of the country and has 30 days to return the documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/26/2017
541345326	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Borrower calling in to see what the letter he received was regarding.  Borrower was advised that it was written acknowledgement that issue being resolved.  Borrower advised next due date 4/1/16.  Borrower requested payoff which was faxed to borrower 3/4/16.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	12/12/2016
541685902	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2016.  09/07/2016 Spoke to the borrower who called in to see when the automatic recurring payment will draft. The borrower was advised due for October 2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	12/31/2016
591311180	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2016.  Rep advised borrower that there is a escrow shortage and she could pay upfront or pay the increase payment starting in February.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	02/01/2017
535303800	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2016.  Borrower called to make payment of 1521.28 for 9/1/16 due date.  Borrower also advises that they want to be able to speak directly and receive communications.  Borrower originally retained attorney to assist with modification but dismissed the groups services when they were told by asset manager that they could obtain the modification without representation.   Borrower states they are not represented by an attorney.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	12/12/2016
503170397	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2017.  Borrower called IVR and made speed payment of 1717.54 effective 1/4/17.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/04/2017
558813583	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2017.  Borrower called to see why auto debit is set up different than what she signed up for. Rep transferred called to customer service.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	02/10/2017
508051544	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2017.  01/30/2017 Spoke to the borrower who gave authorization to talk with third party. The borrower stated had previously set up automatic recurring payments however the account does not show it was set up. The borrower stated will call back to have the recurring payments set up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	02/01/2017
554183022	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2016.  Spoke to the borrower who called in to inquire when HAMP incentive will be in effect and how much it will reduce the payment. No memo as to the response.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/19/2017
551720633	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	12/12/2016
522265366	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  03/11/2016 Spoke to the borrower and advised that the modification was approved. The borrower confirmed that had not received a statement at this time and had written a letter to their attorney but had not heard anything back. The borrower stated was happy with the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/11/2017
538414963	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2017.  01/09/2017 Borrower called in payment for $1,794.17 for today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/09/2017
518744121	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2017.  01/30/2017 Spoke to the borrower who called in regarding tax forms. The borrower was informed of tax forms needed and that they would be mailed on 1/31/2017
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	02/01/2017
596330513	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2016.  Borrower called about his monthly payment rep got the borrower signed up on Flex pay. Borrower scheduled a payment for today in the amount of $740.99
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/19/2017
599724832	XXXXX	XXXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 01/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2016.  Returned voicemail from borrower and borrower was crying because had gotten denied for request incomplete but borrower stated had sent missing items overnight. Application was resubmitted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	03/06/2017
583285953	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2017.  Borrower called to make a payment in the amount of $801.37 dated for 1/9/2017
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/09/2017
534832130	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2015.  Borrower called to ask questions about loan modification. Rep answered the question borrower made payment in the amount of $946.75 on 11/20/2015
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/15/2017
583466528	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  The borrower called on 04/07/216 in regards to not being aware that the auto draft did not collect the payments.  The borrower made a one time payment in the amount of $903.05.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/19/2017
584810771	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 01/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2016.  Rep spoke with 3rd party she advised she will have a family member call in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/31/2017
587911426	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  The borrower called on 03/07/2016 in regards to receiving an eviction notice.  The borrower advised they are occupying the property and the mortgage is current.  The servicer spoke with a manager who advised to fax a letter for verification as no paper vision on file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/25/2017
586679046	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2016.  Spoke to the borrower who stated reason for default as reduction  in income/reduction of hours. The borrower scheduled payment for June on 08/09/2016 in the amount of $ 386.84 under XXX the borrower will be forgiven for July and august payments. XXX amount of $773.68 to be applied for 07/26/2016. The borrower set up automatic recurring payments starting 09/07/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/13/2017
553938045	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/04/2017
561892390	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2016.  Spoke to the borrower who stated will have modification documents signed and notorised and returned today
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	03/06/2017
566505961	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2016.  Borrower called in to pay escrow shortage and payment was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/19/2017
535233689	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  Borrower has question to why he was denied for a HAMP and what the straight loan mod is.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/12/2017
526817624	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2016.  7/25/2016 Spoke to the borrower who called in and was advised the account isn't due until 08/01/2016. The borrower stated that the gift card promised had still not been received. The agent advised the matter would be escalated and sent an email to a supervisor.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2017	12/12/2016
529234385	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 01/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2017.  Borrower called in and made payment.  Speed pay in amount of 697.13 effective 1/31/17.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  There is no filing or case number information found.  The POC was previously filed but transfer of claim filed XX/XX/XXXX.  Agreed order entered XX/XX/XXXX from prior servicing company's motion for relief.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	02/07/2017
523922506	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 01/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  Spoke to Authorized third party who advised the modification agreement has not been signed yet but will try to get the documents completed as soon as possible
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	12/12/2016
596258938	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 01/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2016.  01/27/2016 Borrower called in to see whether he needs to pay escrow shortage or not rep advised borrower he has until April to pay or payments will go up borrower states probably will let payments up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	12/12/2016
502288335	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2016.  VERIFIED DEMOS WITH  XXX ADVISED ME SHE WOULD LIKE TO UPDATE PHONE NUMBER/PROVIDED ME WITH 904-293-6273/BORROWER ALSO ADVISED ME SHE WOULD LIKE TO MAKE A PAYMENT/IN THE AMOUNT OF $916.56 ON 08/31/2016 WITH CONFIRMATION# XXX FROM THEIR CHECKING ACCOUNT/NO FURTHER QUESTIONS/TOOK SURVEY
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/02/2017
506374890	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 01/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2016.  Spoke to the borrower who stated they had mailed the original modification agreement, it was confirmed that the servicer had received it. The borrower made a payment from their checking account in the amount of $578.49 for 08/22/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/29/2017
587655646	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2016.  Spoke to the borrower who called in to make a payment. A payment was taken in the amount of $1556.59 for 12/02/2016 . The borrower inquired about the HAMP letter the borrower had received, the borrower was advised that an amount will be deducted from the account after the sixth year anniversary date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	02/03/2017
536248556	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2017.  Borrower called to ADvise that does not have funds for auto draft on the 13th.  Borrower advised that can not stop draft 10 days prior to date.  Recommended contacting their bank for overdraft protection.  also advised that further payments can be made with flex pay which will allow a cancellation day before.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/12/2017
546825094	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2017.  The borrower called in to inquire how to obtain their year's end statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/24/2017
505705944	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2016.  Spoke to the borrower who was advised of the total amount due of $699.07 for October. The borrower stated will be making a payment on 10/11/2016 on the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/13/2017
537760524	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/11/2017.  The last payment was received on 01/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  Borrower called in regarding billing statement showing insurance was added on the account and advised insurance agent has faxed and mailed information to the insurance department. Borrower was transferred to the insurance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2017	12/12/2016
544809508	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2016.  12/10/2016 Spoke to the borrower who called in to request the bad check fee be waived. The fee in the amount of $30.00 was waived as customer courtesy. The borrow made a payment via their checking account in the amount of $668.51 for 12/10/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	03/06/2017
580216601	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2016.  Borrower called about NSF fee being waived
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/26/2017
597886814	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  The borrower called in to provide their tax bills.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/07/2017
501109534	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Spoke to borrower and advised to apply for modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	02/01/2017
535671111	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 01/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2017.  01/03/2017 Spoke to the borrower who called in due to a payment check had been returned. The borrower was advised of the correct mailing address for payment checks and of option to pay online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/19/2017
556983138	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2016.  11/09/2016 Spoke to the borrower who called in due to receiving notices in the mail. Advised the borrower it was a valuation from when the loan modification was completed and a follow up notice with the appraisal information. Advised the borrower of the grace period on the loan and the borrower stated payment for 11/01/2016 will be made tomorrow
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/14/2017
542541154	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2015.  07/24/2015 Borrower called in regarding mod docs rep advised mod docs were received and advised borrower she can pay online or through automated system.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/10/2017
577715207	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/19/2017
599417126	XXXXX	XXXXX	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 02/01/2016 - 08/03/2016	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 01/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2017	12/12/2016
515146451	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2016.  12/05/2016 UA3P Borrower son XXX called in payment for $1,369.36 for today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/19/2017
584994495	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2016.  Rep advised that borrower auto pay was withdrawal was generated on 10/2/2016 rep advised to follow up with the bank to see if it was debited.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	12/12/2016
525831481	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2016.  Borrower called about a HAMP letter rep advised since they are represented by an attorney they could not discuss the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	03/06/2017
527059236	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2016.  Borrower called for 1099 and other documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/19/2017
565443236	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 01/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Borrower called to check the status of modification. Modification to start on XX/XX/XXXX with a new payment of 628.44.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	12/12/2016
534761966	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2016.  Borrower called to ask about the principal balance and what curtailment is.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	02/01/2017
594171364	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 01/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower wanted to know if the PMI could be removed rep advised once the condition have been meet and the loan ratio is meet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/19/2017
553013027	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2015.  Borrower called about the approval rep advised payment note due until 9/1 rep emailed agreement to borrower
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	03/06/2017
580485659	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2016.  The borrower called in to inquire about the terms of their loan modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/19/2017
510504603	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	12/27/2016
539582554	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2016.  Borrower called to ask about corporate advance fees and the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2017	02/24/2017
548184498	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Borrower called to make a payment she advised the automatic system wouldn't accept it made payment for $761.05 dated for 10/14/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/10/2017
591125602	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/15/2017
591220927	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2017.  Borrower indicated that work is slow due to the weather and will call back to make a payment when they get paid on the 14th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/14/2017
519425298	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2016.  Borrower called to state their house number was different originally.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	03/06/2017
582421846	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2016.  Borrower called to ask about a bad check fee. Borrower advised to request waiver in writing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	02/01/2017
548581405	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2016.  Rep advised what was still needed to complete her application.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/11/2017
570466986	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  The borrower called in to inquire about loss mitigation options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	03/06/2017
536627812	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2017.  CONTACT MADE WITH CUSTOMER CUST XXX CALLED IN CLAIMING SHE HAS SOME PAPERWORK TO SUBMIT THE MOD BUT SHE NEEDS SOME TAX FORMS TO SUBMIT THE MOD AND CANNOT RETRIEVE THEM ONLINE. CLAIMS SHE HAS TALKED TO BK COORDINATOR AND NOTHING HAS BEEN DONE. WANTS THE FORMS TO BE SENT TO HER. AM XXX IS NOT AVAILABLE. CLAIMS SHE HAS NOT BEEN ABLE TO TALK TO ANYBODY.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  notes indicate bk 13 was discharged XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	01/19/2017
572746693	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2016.  Contacted borrower to offer credit counseling. Borrower not interested.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	03/06/2017
562476714	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2016.  Borrower called to see if ACH payment could be taken out on the 2nd and not the 1st rep advised the request must be in writing and to late to change for December.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	12/12/2016
596225924	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2016.  Borrower advised a past due amount of $86.00 was on the billing statement borrower made the payment over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	12/12/2016
551011870	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2016.  Borrower called and advised she will call back to schedule payment for $1337.63 didn't have checking info
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	02/01/2017
597110041	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2017.  Borrower calls in to make payments but does not have her bank account info to make a payment.  Borrowe completed modification paperwork and sent back into the office. 06/21/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/09/2017
589087383	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2016.  The borrower request for new modification documents to be sent due to them getting wet in the rain.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/20/2017
548502664	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2017.  The borrower was contacted for payment arrangements. The borrower was advised the payment is due. The borrower disconnected the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Comments on 02/08/2017 indicated the reason for default was the borrower's pay dates due not coincide with with the payment due dates.	02/28/2017	02/27/2017
534835738	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2016.  The borrower called in to make payment in the amount o$2835.96 and inquired about ACH - auto clearing house payments, which the agent advised it's set up to start 08/01/2016 and the borrower decided to wait on the draft instead of making payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/08/2017
505737604	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2016.  The borrower called in for the status update on the modification. The borrower was advised the account has been converted to the modification. The borrower was advised nothing further needed. The borrower was advised to make the payment due for September.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/17/2017
549145141	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2016.  called the borrower advised fed ex does not show the mod agreement signed and notarized being pricked up. borrower advised will take to fed ex and send them self.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/03/2017
559922100	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2016.  The borrower wanted clarification on some of the modification documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/15/2017
592330779	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2016.  The borrower informed the servicer on 06/02/2016 that the payment will be made by 06/04/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	03/01/2017
567033513	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2017.  02/02/2017 Spoke to the borrower who called in and inquired about the letter they received regarding a change of creditors. The borrower was advised it does not change or affect their loan and payments would be made to the same servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/09/2017
599203251	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2016.  The borrower inquired about the upcoming payment amount, the agent advised $809.99 and the borrower stated would call back before the 15th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/12/2017
505302234	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.  The last payment was received on 02/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2016.  The borrower informed the servicer on 09/14/2016 that the escrow shortage amount will be mailed in order to reduce the monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/24/2017
560592521	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2017.  On 2/14/17, the borrower called in to inquire about a letter received stating the creditor changed.  The servicer stated the creditor has changed, but the servicer will remain the same.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Prior to the review period, on XX/XX/XXXX, the borrower obtained a loan modification.	02/28/2017	02/14/2017
566895724	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  the borrower called in advised all pages of final mod docs will be returned once signed and notarized. one fully executed agreement will be sent ach is optional.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/15/2017
585532160	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  10/14/2016 Spoke to the borrower who had a concern about the statement showing a total payment of $1762.41. The borrower was advised they are set up for auto draft on the 5th day of the month for $1637.00
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	03/22/2017
506078329	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  The borrower contacted the servicer on 03/15/2016 to authorize a payment in the amount of $1,329.72.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	01/19/2017
521250716	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	03/21/2017
568924523	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2017.  Borrower inquiring about a property valuation letter he received. Agent transferred borrower to the appropriate department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/15/2017
561689211	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2016.  Authorized third party called to make payment of $816.00. Agent processed payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	01/19/2017
552362395	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2016.  Borrower called in to discuss monthly payment. Agent processed monthly payment on behalf of borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/28/2017
504992386	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2017.  The borrower inquired about the principal reduction amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/24/2017
574619843	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2016.  The authorized third party was contacted to discuss the account. The authorized third party was advised the documents were received needed to complete the modification. The authorized third party was advised to call back in one week to confirm the payment made same day was received and the account is updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	01/19/2017
576525128	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2016.  The co-borrower called in to inquire about the payment on the account. The co-borrower was advised the payment to the account was returned. The co-borrower requested to set up recurring payments to the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	03/22/2017
525947648	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  Outbound call placed to borrower, Agent advised borrower of straight modification approval. Borrower will sign and return as soon as possible.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/11/2017
529704855	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.  The last payment was received on 02/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016.  The borrower called in reference to a statement which had an additional $75.00 charged and wanted to know what it was. The borrower was advised that it was a recoverable corporate advance balance one time fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/20/2017
556969104	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2017.  Unable to reach borrower when calling home phone someone picks up and hangs up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/16/2017
502573618	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2017.  The borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	03/20/2017
561412486	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	03/13/2017
512485754	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  Borrower made payment on 04/05/2016 in the amount of $2,044.61
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: 03/15/2016: Notes indicate a prior claim was filed, and a check was received for $7,507.03. Per notes, a letter of self repair was received and no inspection was required after the fact.	01/31/2017	03/07/2017
598479014	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2016.  The borrower called in regards to the letter she received. She stated that she does not have her own insurance for the inside of her home. She thought that the insurance was included in the loan. The borrower stated that she is going to contact the Home Owners Association and have them send over a copy of the master policy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	03/20/2017
520392711	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2016.  Borrower called regarding equity in home. Call was transferred to Heloc department.  Borrower also gave 24hr authorization to a third party
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2017	03/16/2017
541107841	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2017.  Contact was made with the borrower. They called in about their payment and stated that the statements got crossed in the mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2017	03/20/2017
550214112	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2017.  Spoke with borrower, payment inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/18/2017
556385526	XXXXX	XXXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/21/2016. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower initiated a verbal payment dispute against the Servicer, stating that an NSF for their November payment was incorrect; the Servicer responded and the issue was resolved on 11/23/2016.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2016.  The borrower initiated a verbal payment dispute against the Servicer, stating that an NSF for their November payment was incorrect; the Servicer responded and the issue was resolved on 11/23/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/13/2017
517676512	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  04/04/2016 Borrower called in to see when taxes were paid rep advised taxes were paid $295.37 on 03/2016 and was suppose to be paid for $396.97 on 04/2016 borrower states she was charged interest due to county is stating taxes were paid late rep advised to fax proof and it will be researched.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/28/2017
585659000	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2016.  Borrower advised she fell behind due to excesive obligations rep offered options be borrower advised she will get current on her own.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/26/2017
569121051	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2017.  Agent spoke with borrower and requested documents to start the modification process. Borrower did not have documents. Borrower plans to send copy of the application by email.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/23/2017
542227608	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2017.  Borrower called in to make a payment. Agent advised borrower loan is past due for 3 payments. Borrower made a payment in the amount of $2974.35 to bring the account current,. Agent provided confirmation number to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/16/2017
502677941	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2016.  12/30/2016 Borrower called in partial payment for $500 today for 12/01/2016 payment and will pay remaining $500 on 01/07/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/23/2017
539805274	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2016.  The borrower scheduled a payment for $910.00 and plans on making another payment on 11/17/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  The case was terminated on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: The loan was modified with an effective date of XX/XX/XXXX. A deferment was processed on XX/XX/XXXX.	02/28/2017	04/10/2017
555974426	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2016.  Borrower called in and stated that they were told if they set up June and July that August and September would be deferred. Servicer advised that October and November payments are due and they cannot do another deferment. Borrower stated they would check bank account and follow up.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  POC filed by prior servicer no additional information in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/28/2017
552297621	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2017.  The borrower was contacted on 02/27/2017 in regards to the past due balance. The borrower made their February payment at that time. The borrower stated they would call back later to write down which documents were still missing for the loss mitigation review.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: The comments indicated the loan was modified under the HAMP prior to the review period.	02/28/2017	04/06/2017
593139040	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2017.  02/21/2017 Spoke to the borrower who made a payment in the amount of $1887.76 for 03/03/2016. The borrower stated another payment for March will come later in March.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
527130691	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/08/2016. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Notes dating back to 02/08/2016 referenced the borrower disputing the information reporting to the credit bureaus and requested it be reviewed. The comments on 01/26/2017 indicated the issue was resolved.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  The borrower called on 10/13/2016 to reinstate their loan.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
540975483	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2017.  The last borrower contact was in regards to the modification status; was advised as of 02/14/2017, is in underwriting.  The borrower was granted an extension on 03/10/2016.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
507137925	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 01/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2017.  the notes reflect that customer was contacted to confirm insurance carrier
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
598464987	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2017.  Borrower indicated they wished to make an additional payment over the phone to bring loan current. Servicer accepted payment by phone. Borrower disclosed they had been working with another agent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
508585593	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2017.  Borrower was contacted and advised they are unemployed. Borrower stated they cannot make a payment until the tax return is received. Borrower is currently seeking employment. Agent offered Loss mitigation assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	01/26/2017
555967572	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2016.  The borrower called regarding hazard insurance due to the payment not being received. The borrower was transferred to the insurance department.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
594806471	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2017.  The borrower called in to make the payment for February in the amount of $1,812.43 through check by phone. The borrower was aware of the late charges and stated that she just received the money from the tenant, which is the reason on why the payment is late. The borrower expressed interest in wanting to refinance the home, and an application was submitted for a refinance and an agent will contact her within a week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/10/2017
579767114	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2017.  Contact was made with the borrower. They scheduled a payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
591229738	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2017.  Received a letter stating the borrower's intention to keep the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.  The loan modification was approved through the court on 09/26/2011.  The motion for relief was filed on XX/XX/XXXX and later withdrawn.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed on XX/XX/XXXX due to reinstatement through bankruptcy.	02/28/2017	04/07/2017
522455253	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2017.  Borrower called to confirm their post dated check for January would be posting today. Associate advised yes and provided the confirmation number and borrower was not able to give an update for the February payment.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy was closed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
528149483	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  The borrower was contacted; the borrower stated that it was not a good time and to call back the following morning.  The agent requested that the borrower call when has time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/10/2017
518335715	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2017.  Servicer contacted borrower in the regards payments due and was advised by borrower they will issue payment in this month and bring current by the end of the month. Comment dated 12/30/2016 shows borrower attempted to cancel payment scheduled for 12/30/2016 and associate advised borrower to contact their bank as servicer is not able to stop a payment scheduled for the same day.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Case #XXX was discharged on XX/XX/XXXX. Case #XXX was closed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/10/2017
533406092	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2017.  The borrower was last contacted on 01/18/2017 at which time the borrower stated they were experiencing a hardship due to excessive obligations and scheduled a payment to draft on 01/20/2017.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
525722623	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2016.  The borrower called requesting a deferment; the agent stated more information is needed to provide that decision.  The borrower gave permission to contact via the auto-dialer.  The borrower stated will address fees later and the reason for default is due to tenants no paying on time.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
538123884	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2016.  08/17/2016 Spoke to the borrower who called in to question why there was a change in the payment amount. The borrower was advises that there appeared to be a change in escrow and that an escrow analysis will be ran and sent to the, The borrower stated they could not access the online account and was sent a link to reset the account
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
516977691	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2017.  Contact was made with the borrower. They made a payment and discussed their payment history.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/08/2017
570363971	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2017.  Borrower called in and stated their ex brother in law stays in the home and that they thought the loan was restructured. Borrower advised they'll speak with spouse.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/24/2017
537302702	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2017.  The servicer and borrower discussed short term forbearance and a possible modification once forbearance is completed.  The borrower was advised of documents required and stated the documents are being submitted.  The borrower feels that while in repayment plan the late fees should have been waived.  The borrower also had questions about the third party vendor (appraiser) that is attempting to contact.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
582485306	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2017.  The borrower called to have us stop the payment for $2,251.97 that was scheduled for 02/17/2017 and reschedule it for 03/01/2017.  This request was completed during the call.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: The loan was modified with a prior servicer per notes dated XX/XX/XXXX. Borrower stated that the reason for default was due to their HELOC had changed from interest only to a P&I payment.	02/28/2017	04/06/2017
598193694	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2017.  Borrower stated they are able to make up the remaining payment for February until March. Reason for delinquency was cited as being spouse is out of of the country. Servicer provides the bankruptcy miranda upon contact.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
520500698	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2017.  The borrower was called and requested the calls stop.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: The loan received a modification in XX/XX/XXXX.	02/28/2017	04/06/2017
538635874	XXXXX	XXXXX	XXXXX	3	[3] There are indications of fraud on the loan. [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2016.  The customer stated had a change in job and unexpected medical bills and reported that the hardship has been resolved.  The borrower was informed that the deferment for the November and December payments has been approved and the loan is now due for 01/2017.  The agent advised that will still have fees due for what ever reason if does not make the January 2017 payments and the deferment would be reversed.  The customer understood and asked if could now make payments online which was confirmed.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: The loan was modified with an effective date of XX/XX/XXXX. The homeowner has had unspecified fraud issues per notes dated 12/01/2016.	02/28/2017	04/07/2017
516553899	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2017.  The borrower verified their information and made their payment in the amount of $2,446.04.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
517773469	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2017.  Servicer advised they had received bank statement. Servicer advised the statement was forwarded to the appropriate party.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
554830427	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2017.  The notes reflect that the customer was contacted and made a mortgage payment, loss mitigation application pending
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
508178064	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2017.  Contact was made with the borrower. They called to confirm that their payment was in and that they would need to call back later to reset their password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/10/2017
588969542	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2017.  Borrower stated they had post-dated a payment and needed to confirm the account it will be drafted from, the amount, and the date of draft. Servicer provided requested information and borrower wished to change the account number. Servicer changed account number at borrower's behest.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
560766225	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2017.  Borrower called to make a payment iao $1355.86 dated for 03/24/17.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/10/2017
508327231	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/01/2017
528518776	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2016.  The borrower stated that the hardship is due to an illness in the family.  The daughter resides at the property.  The caller is awaiting funds from a check to take care of November and will try to make the December payment by the 16th.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
						ADDITIONAL INFORMATION: The loan was modified on XX/XX/XXXX.	02/28/2017	03/25/2017
567538926	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/20/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/28/2017
585337802	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2017.  01/11/2017 Spoke to the borrower who called in and wanted to know why the account is still in bankruptcy after it has been discharged and why they were not getting statements. The borrower was advised the account is in the process of being corrected and unable to send statements whilst in a bankruptcy status. The agent stated they will update the system so that the borrower can receive statements.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy unable to be closed pending account payment deferment.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
512942257	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2017.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/28/2017
595473141	XXXXX	XXXXX	XXXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2016.  Customer stated had some unexpected expenses from funeral and is mailing in the check to arrive by the 21st, which is pay date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
536716356	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2017.  The customer requested the payment scheduled for 01/31/2017 be cancelled due to lack of funds.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
564470552	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2017.  Servicer called borrower to advised a complete loss mitigation application was received; however borrower already knew. Servicer gives the bankruptcy disclaimer upon contact.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/04/2017
570237275	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2017.  The borrower authorized a payment in the amount of $1288.75
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
510400079	XXXXX	XXXXX	XXXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2017.  Authorized party called to clarify the months deferred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/10/2017
520189322	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2017.  The borrower called on 01/06/2017 stating they were having difficulty making payments due to additional expenses. The borrower was advised they could aply for a two-month extension if they made a payment. The borrower accepted the offer and made a payment over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
551221428	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2017.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
565410409	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/22/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/28/2017
514921087	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2017.  The last borrower contact was in regards to making the monthly payment; the borrower advised of curing the delinquency next payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/10/2017
506506787	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2017.  The borrower called in to make a payment for $1,038.62 dated for 02/27/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
579962177	XXXXX	XXXXX	XXXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2017.  The borrower called to make a payment in the amount of $1,258.73.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Per notes dated 12/23/2016, the final inspection needs to be ordered and completed.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: The loan received a modification prior to the review period.	02/28/2017	04/05/2017
536740808	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2017.  The last borrower contact was in regards to the 2-month deferment and scheduled payments for March and April.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
564480883	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2017.  Servicer disclosed that deferment agreement is to be implemented and the new due date will be 02/01/2017; borrower and servicer scheduled payment for 02/03/2017. Borrower asked to resume automatic withdrawal in March for the 20th of each month. Borrower requested that a copy of the deferment agreement be sent to them; servicer indicated copy would be sent via USPS.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
532477990	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2016.  Borrower indicated they had made payment on 11/1/2016. Borrower stated they would complete package and submit by 12/31/2016.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Loss mitigation module was closed on XX/XX/XXXX due to a significant period of time lapsing.	02/28/2017	04/05/2017
596753625	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/10/2017
502360369	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2017.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Comments reflect the reason for default as other no other information provided.	02/28/2017	02/28/2017
571583715	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/05/2017
532835710	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2016.  Borrower stated they would pay by the 15th, but not by phone. Servicer thanked borrower for this information. Borrower then went silent and terminated call.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
575349257	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2016.  Borrower expressed dissatisfaction about verification of address and complained that they had made a payment and servicer should see it pending. Servicer advised that they did not yet have the payment pending but it should post that evening to be reflected on account the following day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/10/2017
564045075	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2017.  The co-borrower called in and stated and requested to cancel a payment scheduled for 02/17/2017. The borrower stated that she will call back to rescheduled as soon as she receives her tax refund.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
587601486	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/28/2017
509108667	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2016.  Contact was made with the borrower. They discussed the status of the account, why they fell behind and they were also advised of a deferment option.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
552154626	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2017.  The borrower called in to make a payment but declined once he was informed of the fee. The borrower made a payment in the amount of $240.00 online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: The borrower was approved for 1 month extension on XX/XX/XXXX..	02/28/2017	04/07/2017
575721837	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2017.  The borrower called to see why the 12/01 payment had not processed; and was informed that the payment had returned on 01/09/2017.  The caller resubmitted the payment today in the amount of $1,597.75 as per the amount requested on the billing statement. The customer stated would call back before the end of month to make the January payment.  The reason for default was excessive obligations.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
596274737	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2017.  The borrower promised to pay on 04/14/2017 and 04/29/2017 and stated the reason for default was death of a family member.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/03/2017
559616841	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2016.  The borrower authorized a payment on 06/14/2016 in the amount of $1,750.94 to bring the loan current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
501694638	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2017.  The borrower requested to delete a payment dated 01/28/2017. The borrower then authorized a payment in the amount of $1189.53; effective 02/04/2017. The borrower stated that he had to cover car repairs.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/05/2017
500533824	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2017.  Borrower remitted payment via phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
589512980	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2017.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/28/2017
509984205	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/25/2017.  The last payment was received on 02/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  The last contact was obtained via a door knock when the homeowner was provided a sealed confidential envelope at the subject property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/04/2017
515009315	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  10/17/2016 Spoke to the borrower who stated they will send in payment via bill pay by 10/19/2016. The borrower stated the reason for default as their pay period and requested payment date change. The borrower was educated on contractual agreement and the grace period
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/10/2017
515929641	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2017.  The borrower called regarding a recent statement received and wanted to know why there were late fees from a period when in bankruptcy; commentary on 02/28/2017 indicates the removal of the late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
529214322	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2017.  Borrower called in set up 3 ach payments for account. Borrower setup payment of $833.08 w/$5 processing fee from account ending in #3539 for November payment on 1/6/17  December payment on 1/19/17  and Jan payment on 2/2/17. Borrower said that loan will be current and due for 2/1/2017. Borrower had no further questions at this time.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/08/2017
516401361	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/13/2016. The dispute type is Verbal and the reason is Payment Dispute. The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve. Customer is upset that account is reflecting due for October after making a payment on 10/03 and stated account should be current. Servicer appears to be working on the issue though resolution is not evident.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2017.  Borrower called to make a payment and stated is frustrated with Shellpoint because  his account has been messed up since it was transferred to us and stated has an attorney who has sent us several letters and he is going to sue Shellpoint. Borrower scheduled payment.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
503371149	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2017.  Spoke to borrower about account being past due and took payment of $1,411.51.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/28/2017
532778307	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2017.  The last borrower contact was in regards to the past due notice received by the borrower; the servicer advised to disregard.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
554528366	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2017.  Comment 2/26/2017 indicated borrower spoke with the representative and stated January and February will be mailed.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/05/2017
557134894	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  The borrower called in and made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/10/2017
541832982	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/28/2017
538618655	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2017.  The borrower stated that short payments were being made to prior servicer due to an unresolved escrow issue (un-cashed escrow overage).  Commentary indicates that a task was opened to reverse payments from 08/22/20169 and 07/07/2016 and post them as reqular payments.  The borrower set up 2 payments for $1350.00.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/10/2017
533320010	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2017.  02/22/2017 Spoke to the borrower who make a payment over the phone in the amount of $959.34 for 02/22/2017
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
521127398	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  10/14/2016 Spoke to authorized third party on the account who called in to make a payment. The third party stated the reason for default as illness and confirmed the property occupancy. Attempted to transfer the third party to the agent handling the account but they were not available and advised the third party to leave a message.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
523039675	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2017.  The borrower scheduled a payment for $1,248.55 effective for today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
543715368	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2017.  The customer intends on making the January payment this weekend and the February payment on 03/04/2017.  The borrower understands need to bring the account current.  Due to reduced income, the agent advised of the loss mitigation and repayment options.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Deferments were processed on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX.	02/28/2017	04/10/2017
543466536	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.  The last payment was received on 02/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2017.  The borrower called back in on 02/24/2017 to make a payment in order for to have the two month extension applied to the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is delinquent under plan.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: A two month extension was processed on XX/XX/XXXX bringing the loan due for XX/XX/XXXX.	02/28/2017	04/06/2017
539703434	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2017.  2/21/2017 Spoke to the borrower who called in to schedule a payment, a payment was taken in the amount of $722.70 for 02/24/2017. The borrower requested a one month deferment and was advised how deferment worked. The borrower agreed to the terms and stated they plan on paying additional amounts to escrow in March and April. The borrower stated the reason for default as home repairs.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/10/2017
566483725	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2017.  The borrower called in and made a payment to bring the account current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
592972035	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
524989477	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2017.  The borrower called made a payment in the amount of $1,089.26.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Per notes dated 12/29/2016, the borrower was unemployed, but recently found new employment. The borrower requested a repayment plan. Verbal financials were gathered and the account was put on a plan starting 02/15/2017 in the amount of $1,089.26.The loan was reinstated on 10/25/2016.	02/28/2017	04/05/2017
599475452	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2017.  The borrower's spouse scheduled a payment for $5,247.85 plus a $5.00 fee.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  An agreed ordered was filed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: The loan was modified effective for XX/XX/XXXX.	02/28/2017	04/05/2017
528813374	XXXXX	XXXXX	XXXXX	3	[3] Lien is not in first position. [3] Title Issue -: Senior Liens [3] Undisclosed Lien Found in Collection Notes	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.  The last payment was received on 02/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2017.  The borrower agreed to a two month deferment on XX/XX/XXXX to bring the loan current. The borrower contact was on 02/28/2017 with an authorized third party in regards to making a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  A prior chapter 13 bankruptcy (case number XXX) was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  During the foreclosure proceedings, the notes on 11/25/2016 stated a title issue was identified due to a senior lien clouding title. There was no mention of the issue being resolved prior to the foreclosure case being closed. The details of the senior lien were not provided.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
						ADDITIONAL INFORMATION: The account was previously in foreclosure. The foreclosure was closed and bill as of XX/XX/XXXX due to the borrower reinstating the account.	02/28/2017	04/06/2017
538316681	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2017.  The borrower sent in a written request for billing statements to be sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  POC filed by prior servicer
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
544497471	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2017.  The borrower called and made a payment for $841.92 dated 02/28/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/03/2017
537879842	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2017.  Servicer contacted borrower in regards to the January payment and verified the contact number to be correct. Borrower stated they will call in a payment on 01/20/2017 and declined to post date a check by phone. Reason for delinquency was cited as being excessive obligations.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Bankruptcy was terminated on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
558064536	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2017.  Borrower called to see if the refund was approved that she requested. The borrower was advised that the request was submitted. However proof of payment is needed in order to submit the information to the  supervisor. The borrower was given the personal email and supervisor’s fax number to send in proof of payment to possibly expedite the process.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
520444757	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2017.  An authorized 3rd party called for the status of the account.  The agent confirmend the account was due for 0201/2017, confirmed the maturity date and last payment made.  The caller was provided information for modification update as well as the SPOC contact information.
REASON FOR DEFAULT: The reason for default is disabled.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
576255511	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 01/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2017.  The borrower was contacted to advise that waiting for funds from attorney for re-instatement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
537451756	XXXXX	XXXXX	XXXXX	3	[3] Current Bankruptcy - no relief granted [2] Loan is in Bankruptcy	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2017.  The borrower called in as his statement is showing short $3.00. The borrower advised that he is going to send in $3.00 so that the full payment can be applied to the account. The borrower was confused on what was happening on the account. There were no options or programs discussed.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  A motion for relief was filed XX/XX/XXXX.  The POC was filed by the prior servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
569729826	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2017.  The borrower was advised on 01/10/2017 the loan was reinstated and the foreclosure sale was canceled. The last borrower contact was on 01/13/2017 in regards to resetting their password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: The account was previously in foreclosure with a sale date set for XX/XX/XXXX. However, the borrower reinstated the account on XX/XX/XXXX and the foreclosure was closed.	02/28/2017	04/07/2017
581622391	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2017.  Borrower set up two one time drafts with the effective dates of 02/28/2017 and 03/06/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/04/2017
530933077	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2017.  Contact was made with the borrower. They stated that they will be mailing in the payment today. They stated that their reason for default is a reduction in income.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/10/2017
559641788	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2017.  The borrower called in for information on a statement that was received that is incorrect. The borrower was provided with the correct information. There were no other options or programs discussed.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/05/2017
524735847	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2017.  The borrower cannot pay one month and the loan will be 30 days late moving forward.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Received official approval record for the XXX and the assistance will end on 09/29/2017 per notes dated 09/06/2016. The XXX payment was received and confirmed and the P record was sent to the state per notes dated 01/31/2017.	02/28/2017	04/03/2017
530405075	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2016.  Spoke to borrower regarding options and intent for property. Other notes indicate possible unemployment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
511813733	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2017.  The borrower stated they had overlooked the bill and made their payment over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	03/22/2017
549787450	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2017.  Borrower was contacted by servicer and was advised borrowers' bank has been placing a hold on funds which is causing payments to be returned. Borrower stated they plan to pay around the 6th of March to bring the loan current.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
580508278	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2017.  Borrower called to make payment in the amount of 3490.64 on 2/13/17.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
516640906	XXXXX	XXXXX	XXXXX	2	[2] Loan is in Bankruptcy	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2017.  The last payment was received on 02/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2017.  The co-borrower verified their information and requested a formal letter to provide to a third party showing the delinquency.  The co--borrower intends to cure the account and needs to prove delinquency to obtain funds from their 401k.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/01/2017
503104135	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2017.  Borrower called to ensure their account was up to date. Servicer verified payment scheduled and legal balance. Borrower declined survey.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
512045557	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2017.  Contact was made with the co-borrower. They stated that they are the one making the payment right now because the other borrower is working part time.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/08/2017
503925656	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2016.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/28/2017
583824652	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/28/2017
564375547	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 01/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2017.  The Authorized third party (ATP), spouse, called to confirm that the wire was received and confirmed the next due date of 02/01/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: The account was reinstated on XX/XX/XXXX when the borrower wire $72,275.25. The foreclosure sale scheduled for XX/XX/XXXX was cancelled and the foreclosure was closed and billed.	02/28/2017	04/06/2017
558101334	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2016.  Servicer contacted the borrower who made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
536430276	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2017.  The borrower called and stated that she was not getting her billing statements and was upset about this. The borrower stated that she will have her attorney handle this and disconnected the call. There were no options or programs discussed.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
534363595	XXXXX	XXXXX	XXXXX	3	[3] MI Not Being Paid As Required	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 02/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2017.  The last borrower contact was in regards to scheduling the monthly payment and curing the delinquency by making a double payment in February,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/06/2017
592015340	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 01/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2017.  Comments dated 02/24/2017 indicate that there was an inbound call from the borrower during which the borrower reiterated the reason for delinquency as the death of a family member and re-scheduled the next payment due.
Comments dated 04/26/2016 indicate that the borrower declined an offer of deferment.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	02/28/2017	02/28/2017
598880104	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 02/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2017.  The last borrower contact was in regards to making the previous months installment.  The borrower was advised of accrued fees.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	02/28/2017	04/07/2017
543050189	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 05/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2017.  The borrower inquired about receiving money back due to a lower insurance payment.  They were advised they will if their policy is lower than last year.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/01/2017	05/30/2017
537349675	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 05/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2017.  The borrower called in and stated that he would be sending the April's payment on 04/06/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: The loan was modified on XX/XX/XXXX.	06/01/2017	05/30/2017
562753860	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 06/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2017.  Spoke with borrower to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The next projected foreclosure step is judgment.  The borrower was in foreclosure placed on hold mod agreement.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: The borrower was in foreclosure. The borrower is on a repayment plan now.	06/01/2017	06/01/2017
581695681	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 05/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2017.  Last contact with the borrower was the borrower calling to speak to a supervisor.  The borrower indicated that they had requested a copy of their modification from XX/XX/XXXX several times and had not received it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/01/2017	05/30/2017
544734740	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 06/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2017.  The borrower was contacted for payment arrangements. The borrower advised the payment was paid through the borrower's banks bill pay on 05/26/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/01/2017	05/30/2017
516965012	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 05/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2017.  The borrower clarified details on the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	06/01/2017	05/30/2017
537361323	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 05/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2017.  Spoke to the borrower - who declined to provide the last 4 numbers of his SSN or the account number.  Advised the customer if he does not wish to disclose this information he can call back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/01/2017	05/30/2017
504696034	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 05/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/01/2017	05/30/2017
552516884	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 06/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2017.  Spoke to borrower regarding payment - payment received; call cancelled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/01/2017	06/10/2015
590312510	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 05/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2016.  Spoke to borrower who wanted to know if the modification documents received needed to be filled out. Borrower stated was not interested in modification. Advised borrower that account was due for 12/1/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Commentary on 2/4/2016 indicates there was a discharged chapter 7. No other details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/01/2017	05/30/2017
529102947	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 05/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2016.  Last borrower contact was an authorized 3rd party calling to inquire regarding a letter received stating a change of creditor.  The servicer advised that there was a change of investor.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/01/2017	05/30/2017
530711292	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 06/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2017.  The borrower called in requesting to be set up on a flex payment account starting March 1st. The borrower advised that she will call in on 02/09/2017 to make her February payment. There were no further questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/01/2017	05/30/2017
533085574	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 05/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2017.  The authorized third party verified  the  balance to be paid and stated they would mail it in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/01/2017	05/30/2017
594022129	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 05/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2017.  The borrower returned a call on 05/15/2017.  The borrower was advised that the call was a reminder about the late payment and it was the last day of the grace period.  The borrower stated that the payment had already been paid online.  The borrower declined a survey.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: N/A	06/01/2017	05/31/2017
592253501	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 06/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2016.  Spoke to authorized third party (wife) who was inquiring about a letter received stating her ACH payments have been canceled.   Confirmed that no ACH payments are set up on this account and that her web speedpay was applied to the loan on 12/6/16 and the loan is next due on 1/1/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	06/01/2017	05/30/2017
530810924	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 05/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2017.  The borrower called on 04/20/2017 to inquire about the escrow increasing by $36.00.  The borrower also wanted to know why the taxes went up over $400.00 for the year.  The borrower was advised to call the county about why the taxes have increased.  The borrower set up a promise to pay for 04/24/2017 in the amount of $1083.73.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
						ADDITIONAL INFORMATION: N/A	06/01/2017	05/30/2017
563640304	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 05/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2017.  Borrower called in to speak to agent in regards to pay by phone; Borrower also asked about a 1098
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/01/2017	05/30/2017
598176210	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 05/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2017.  02/01/2017 Borrower called in payment for $2,255 for today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/01/2017	05/30/2017
505463517	XXXXX	XXXXX	3	[3] Acceleration Date not provided. EXCEPTION INFO: acceleration n/a [3] Default Date not provided. EXCEPTION INFO: no defalut date available	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2017.  Borrower called in to make BK payment
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/01/2017	05/26/2017
578581705	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 05/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2017.  borrower called in with interpreter to speak to agent in regards to paying in return
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/01/2017	05/30/2017
583661272	XXXXX	XXXXX	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 05/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2017.  The borrower called in and stated that the other borrower is deceased. The borrower wanted to know if there were different programs available. The borrower was advised to send in a copy of the death certificate and was advised of the hardship programs. The borrower was sent out a package to fill out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	06/01/2017	05/31/2017
502886631	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/02/2017.  The last payment was received on 08/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: Key Word Search - Bankruptcy	08/31/2017	08/31/2017
596538040	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2017.  The last payment was received on 09/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2017.  The borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Reviewed keywords – no results found.	07/16/2017	09/12/2017
527062154	XXXXX	XXXXX	XXXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/23/2016. The dispute type is Written and the reason is Reinstatement Quote. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower sent in a written request for a reinstatement quote. This request was processed as a dispute. The reinstatement quote was mailed to the borrowers.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 06/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2017.  The borrower called in to set up a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Reviewed keywords. The borrower stated on 08/31/2017 that they are awaiting funds from a lawsuit in order to make a payment in the loan. It was indicated on 08/23/2016 that payments were being received from XXX.	07/16/2017	09/20/2017
568111395	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 06/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2017.  The borrower advised that the payment was mailed on 05/09/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
						ADDITIONAL INFORMATION: Reviewed keywords – no true hits during the review period.	07/16/2017	09/27/2017
536711838	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/01/2015.  The last payment was received on 07/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2017.  The borrower's attorney confirmed the borrower must refinance or sell the property per their divorce decree.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Key Word Search - No true hits.	07/16/2017	09/20/2017
514965784	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/30/2016. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A written credit bureau dispute was received on 06/09/2017 and all information was updated. There was an ongoing dispute beginning on 09/30/2016 as there were issues with the modification. The commentary dated 05/17/2017 states the loan was modified into delinquency in error and it appears that two 2 post modification payments were not applied correctly. The payments were noted as applied correctly on 05/01/2017.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 06/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2017.  The borrower was contacted on 05/19/2017 and agreed to a three month repayment plan starting 05/19/2017.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword search:
CFPB letters were sent out.
The borrower noted an emergency in the family on 06/19/2015.
Hurricane was noted on 11/15/2016 but no damages were reported.
Indian is the name of the street address.
SCRA checks were made and the borrower was not found.
Disputes were noted and documented.
						A ticket was issued on 09/30/2016 to further research a payment.	07/16/2017	09/26/2017
543880133	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2017.  The last payment was received on 06/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2017.  The borrower called in to check on funds that were applied to the account. The servicer confirmed that payments had been applied to principal on 06/05/2017 and 06/13/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Reviewed keywords – no results found.	07/16/2017	09/14/2017
580692928	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage [2] The loan is in an active forbearance plan.	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 06/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2017.  The servicer called and spoke with borrower 1 and advised that the breach expired 05/19/2017. The agent advised borrower of the total amount due and of options to make the payment. The borrower requested for the IPA to be spread further. The agent advised that last time spoke the servicer advised that they are unable to spread further. The borrower made a promise to pay $5261.23.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Keyword search completed - no true hits. The borrower has indicated that his wife passed away. There is no evidence that the wife was a signor on the note.	07/16/2017	09/27/2017
528130890	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 07/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  The borrower was advised that the payment is required to update the system with the final modification.  The reason was cited as curtailment of income.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Reviewed keywords – no results found.	07/16/2017	09/22/2017
585406568	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2017.  The last payment was received on 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2017.  Customer called in, has two payments set up via spay and asked why did they still get NOI letter, advised once first payment post the NOI is invalid
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Keywords searched: only 2 true hits found. 1) cfpb - 03/16/2017 - a CFPB 45 day letter was sent; and 2) natural disaster - 04/26/2017 - cited as reason for default. However, no evidence of damage was cited.	07/16/2017	09/26/2017
533928647	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 06/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2017.  The borrower requested a breakdown of the fees on the account. The borrower also requested that billing statements resume.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The discharge date was not provided in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: The loan was referred to foreclosure on XX/XX/XXXX. The borrower was approved the XXX on 05/01/2017 and the loan was reinstated on XX/XX/XXXX.	07/16/2017	08/08/2017
534184383	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 07/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2017.  Borrower called in and wanted to know escrow amounts. Call was transferred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Keyword search completed no true hits.	07/16/2017	09/12/2017
500376153	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage [2] The loan is in an active forbearance plan.	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 06/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2017.  Borrower called and has stated that there have been medical bills, car repairs, borrower wanted to make a payment iao $1483.43.  Borrower agreed to make a down payment for repayment plan iao $1483.43 on 6/28/17.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword search was performed for the following:
Boarded: Comment on 04/14/2015 references new boarded loan.
CFPB: Multiple comments reference CFPB 45 day letter.
						SCRA: Multiple comments reference SCRA check completed and status is not found.	07/16/2017	09/19/2017
544896886	XXXXX	XXXXX	XXXXX	3	[3] RFD - Borrower Illness	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 06/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2017.  Borrower advised servicer already spoke to someone earlier who already set a payment up. Servicer advised disregard the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Keywords reviewed: eight true hits, CFPB, Fire, Flood, Ins Claim, Roof, SCRA, Damage, Dead.
CFPB letters were sent, no issues were noted.
Fire was noted in relation to insurance coverage.
Flood coverage is no longer required due to zoning changes.
An insurance claim was filed prior to the review period for roof damage, the 100% inspection was completed on 01/27/2016.
SCRA checks were completed, no issues were noted.
						Dead was in reference to dead air on a phone call, the borrower is not deceased.	07/16/2017	09/27/2017
515988052	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 07/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2017.  Borrower called to have servicer re-set password for online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Key word search - No true hits.	07/16/2017	09/27/2017
517985184	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 07/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: The loan was modified prior to the review period. Reviewed keywords – no true hits.	07/16/2017	09/27/2017
593364579	XXXXX	XXXXX	XXXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/04/2016. The dispute type is Written and the reason is Unable to Determine. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Comments on 08/04/2016 indicated a dispute was received from the borrower's attorney. The dispute was resolved because there were not any errors. The details of the dispute was not provided in the commentary.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 07/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2017.  Borrower spoke with agent advised needed bank wire information doing bank wire to complete trial payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Reviewed keywords – only one had a true hit – dispute.	07/16/2017	09/22/2017
524880860	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2017.  The last payment was received on 07/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2017.  The borrower authorized a payment in the amount of $1861.61; effective 0714/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: Keyword search:
						Litigation: borrower is in litigation with his renters, not servicer related	07/16/2017	09/26/2017
584540292	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/16/2017.  The last payment was received on 07/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2016.  Borrower called in  to speak to agent  regarding account ; Borrower advised death of family member is the reason for delinquency and will call back to setup a speedpay for $38398.46 on 11/11/2016
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keywords reviewed: four true hits, Death, Deceased, CFPB, and SCRA.
A death certificate for one of the borrowers was noted as imaged on 08/22/2016.  The date of death was not provided but there is a surviving borrower.
Fire was noted in relation to the hazard insurance policy.
CFPB letters were sent, no issues were noted.
						No SCRA issues were noted.	07/16/2017	09/26/2017
570104308	XXXXX	XXXXX	XXXXX	3	[3] Loan is in Foreclosure	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/06/2017. Unable to determine the dispute type and the reason is unknown. The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve. An acknowledgement letter to the dispute received on 07/06/2017 was mailed on 07/07/2017.
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 08/16/2016.  The last payment was received on 02/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2017.  The borrower called in to discuss the account.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Keywords searched: 1) cfpb - 05/03/2017 - a cfpb 45 day letter was mailed; 2) scra - 04/07/2017 - the scra check reviewed no active protection and 3) dispute - 09/12/2017 - The dispute final package was mailed.	07/16/2017	09/27/2017
528869602	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 06/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2017.  Borrower spoke with agent regarding questions about the Hurricane Irma payment options.  The agent advised of a two month extension  and credit in addition to late fee waived. The borrower also stated the default reason was due to death of the brother.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Comments dated 09/25/2017 reflect the subject property sustained damage due to Hurricane Irma; a tree fell and a portion of the property's fencing was down. The borrower advised their insurance company stated the claim doesn't meet the deductible. There is no evidence of water or structural damage to the subject property. Reviewed keywords – only two had true hits – damage and hurricane.	07/16/2017	09/25/2017
532005529	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 06/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2017.  Borrower 2 called in to speak to agent to make a payment but Agent tried to verify borrower no response was received to verify
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keywords reviewed:
Boarded - the loan was boarded on 04/13/2016.  No damage was reported.
CFPB letters were sent, no issues were noted.
SCRA checks were completed, no issues were noted.
						Fire is in reference to the fire insurance coverage.	07/16/2017	09/25/2017
502461303	XXXXX	XXXXX	XXXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/13/2016. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. On 06/13/2016 the borrower called and stated they were disputing payments because the borrower stated they sent a payment to the prior servicer and it cleared their bank account but they did not see it was applied to the loan. The borrower stated they will send proof of the payments to the prior servicer. On 06/28/2016, the borrower was advised by the servicer since proof of payments is not received the dispute will need to be closed and the dispute can be reopened once the proof of payments is received. On 07/11/2016 the borrower called in for the fax number to send in the dispute and documents as they sent them to the wrong number. On 08/08/2016, the borrower stated they faxed in the dispute and bank statements to dispute the payments that were not applied to the loan. Comments on 09/06/2016 indicated the dispute was being closed for the disputed payments from 03/10/2016 and 04/10/2016 in the amounts of $988.00 each. The dispute was closed because the bank statements were not received. The borrower was notified to send in proof of the payments by sending copies of the front and back of the checks and the bank statements. On 10/04/2016, the borrower advised they no longer wanted to dispute the payments.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2017.  The last payment was received on 07/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2017.  Customer called in to make a payment IAO $1331.89, processed the payment. Comments on 02/06/2017 indicated the reason for default was the borrower was out of the country.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Reviewed keywords – only one had a true hit – dispute.	07/16/2017	09/07/2017
577439995	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 06/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2017.  The borrower was contacted on 06/22/2017, confirmed occupancy and scheduled a payment for 06/23/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Key word search - CFPB - Letters sent; SCRA: checks complete.	07/16/2017	09/20/2017
524803903	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 06/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2017.  Servicer advised the primary borrower to go online and download the form needed to begin receiving statements again. Borrower understood and had no further questions.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: No true hits from keyword search.	07/16/2017	09/13/2017
541670736	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 08/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2017.  Commentary indicates borrower contact made. Borrower called regarding escrow disbursement. Borrower was informed of payment options. Borrower advised making payment at the end of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Reviewed keywords; there were no results from the search.	07/16/2017	09/13/2017
517387661	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 06/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2017.  Servicer contacted borrower about an offer for a forbearance. Borrower advised of making the 2 payments for the offer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Keyword search completed no true hits.	07/16/2017	09/20/2017
571140359	XXXXX	XXXXX	XXXXX	3	[3] Loan is in Foreclosure	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 02/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2017.  Borrower called to make a payment in the amount of $4376.85
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword:
						SCRA - Outbound document imaged.	07/16/2017	09/06/2017
578891184	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 05/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2016.  The borrower called on 09/23/2016 to make a payment; reinstating the account.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Keywords reviewed, one true hit, SCRA.
						SCRA checks were completed, no issues noted.	07/16/2017	09/27/2017
537888135	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 09/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2017.  The borrower indicated thought the loan was current; agent advised the last payment received was applied to January's installment.  The borrower advised would call back to make the February payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Reviewed keywords – no results found.	07/16/2017	09/26/2017
513151516	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 06/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2017.  The borrower called to advise that the payment will be made by the end of the month. The borrower declined to post date a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Reviewed keywords – no results found.	07/16/2017	09/13/2017
545072816	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 07/17/2016 - 11/06/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 08/01/2016 - 11/06/2016 [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 08/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2017.  The borrower called in to make a payment.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Reviewed keywords – no true hits. The loan was modified prior to the review period.	07/16/2017	09/27/2017
593110946	XXXXX	XXXXX	XXXXX	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 08/01/2016 - 02/06/2017	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 06/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2017.  Borrower requested to adjustment the scheduled payment dated 07/14/2017 to 07/21/2017. Reason for delinquency was cited as being cash flow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Keyword search completed no true hits.	07/16/2017	09/20/2017
503004520	XXXXX	XXXXX	XXXXX	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2017.  The last payment was received on 07/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2017.  The borrower called in on 07/10/2017 to follow up on the modification agreement and was advised it needs signed and notarized.  The shortage will be spread over 60 months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keywords reviewed: three true hits, SCRA, CFPB, and death.
The borrower had a death in the family on XX/XX/2016.
CFPB letters were sent, no issues noted.
						SCRA checks were completed, no issues found.	07/16/2017	09/26/2017
514938528	XXXXX	XXXXX	XXXXX	3	[3] Borrower(s) represented by counsel. [3] Loan is in Foreclosure [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/06/2017. The dispute type is Written and the reason is Loss mit decision. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Comments referenced a dispute referencing a loss mitigation decision; the dispute was resolved on 1/25/2017.
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 07/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2017.  Borrower called and stated they hired an attorney for the loan and does not have the ability to reinstate.  Borrower stated they will have Attorney contact Servicer Attorney and will being doing mediation.  06/29/2017: Borrower previously attempted Modification and was denied and also expressed interest in a short payoff.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on XX/XX/XXXX.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Borrower seeking help from Family in XXX to negotiate a short payoff. Reviewed keywords – no true results found	07/16/2017	09/27/2017
571784346	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 07/01/2017 - 08/02/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2017.  The last payment was received on 11/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017.  The last contact was made on 12/14/2017, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Reviewed keywords – no additional results found	11/30/2017	12/19/2017
508810509	XXXXX	XXXXX	XXXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/01/2017.  The last payment was received on 11/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2017.  Borrower called in and wanted information on payment options, also interested in loan Modification. Agent advised need Attorney authorization.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Keyword Search: No true hits.	11/30/2017	12/29/2017
587805660	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2017.  The last payment was received on 11/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2017.  Borrower stated will make payment online on 08/31/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Keyword search: no relevant hits	11/30/2017	12/25/2017
503477363	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2017.  The last payment was received on 11/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2017.  Borrower inquire on if they had to get their own insurance and if they had to pay taxes and was advised to send in the insurance and taxes with an authorization letter. Borrower also asked about refinance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Keyword search was performed for the following:
Fire: Pertains to homeowner's insurance.
Boarded: Loan was shell boarded on 08/12/2010.
Environment: Part of the e-mail signature and nothing to do with loan.
Flood: Multiple comments reflect flood disbursement of $0.00.
Mold: Comment from 05/30/2012 reflects mold remediation from broken water line. No evidence of current damage due to this noted.
SCRA: Comments from 04/28/2015 to 11/23/2015 reflect SCRA letters sent. No evidence of active SCRA.
Damage: Comment on 06/07/2012 reflects water damage. Comment on 09/26/2012 reflects 96% inspection and damage is considered repaired.
Dispute: Comment back on 10/18/2012 reflects that there was a dispute for fees and advised the borrower to send in a written request. No other comments reflect dispute.
						Penalty: Comment on 03/03/2015 reflects prepayment penalty and being more than 5 years since origination.	11/30/2017	12/28/2017
506868999	XXXXX	XXXXX	XXXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2017.  The last payment was received on 11/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2017.  Borrower called to verify loan number to make online payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/29/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed escrow on account; loan should be escrowed for advances only.  Servicer researched and corrected account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: Keyword search completed. relevant: claim: insurance claim closed	11/30/2017	12/28/2017
527571443	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2017.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Keyword Search: Fire and Flood regarding insurance policy.	11/30/2017	12/29/2017
524914343	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2017.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Keyword search - 1 hit for dispute,	11/30/2017	12/29/2017
544527198	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2018.  The last payment was received on 11/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2017.  The borrower advised that a payment would be made online later in the week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: No true hits on Key Word Search.	11/30/2017	12/29/2017
505364163	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 01/01/2017 - 08/02/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2017.  The last payment was received on 11/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Keyword search completed- no relevant hits	11/30/2017	12/29/2017
565277677	XXXXX	XXXXX	XXXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 11/01/2017.  The last payment was received on 10/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2017.  The borrower called in to authorize a third party on the account, and to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Keyword search completed.	11/30/2017	12/28/2017
508861864	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2017.  The last payment was received on 11/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2017.  The borrower advised that a payment was made online earlier in the day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Reviewed keywords - no true hits.	11/30/2017	12/28/2017
526365322	XXXXX	XXXXX	XXXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2017.  The last payment was received on 11/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2017.  Spoke with the borrower about the escrow account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/28/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower was concerned about reporting for Date of Last Payment/Date Opened/Date of First Delinquency/Date Closed. Verified all dates.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: Keyword search - 1 hit for dispute.	11/30/2017	12/30/2017
510563884	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2017.  The last payment was received on 11/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2017.  Inbound call from borrower who stated received an auto draft form. Agent advised not sure it would be in effect for 7/2017, best to call in and make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Keyword Search: No true hits.	11/30/2017	12/19/2017
568080247	XXXXX	XXXXX	XXXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2018.  The last payment was received on 11/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2017.  The borrower called in and authorized agent to process payment in amount of $2214.17 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/27/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Keyword search completed - 1 true hit - dispute.	11/30/2017	01/01/2018
534860877	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2017.  The last payment was received on 11/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2017.  The borrower called in and gave verbal authorization for agent to speak with spouse. The agent spoke with third party and advised of payment amount. The third party stated will mail payment. The agent advised of late charges and calls if received after the 16th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Keyword search completed - No true hits.	11/30/2017	01/01/2018
575407213	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2017.  The last payment was received on 11/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
						ADDITIONAL INFORMATION: Keyword search completed - no true hits.	11/30/2017	12/28/2017
552920906	XXXXX	XXXXX	XXXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2017.  The last payment was received on 11/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2017.  Authorized 3rd party called in wanting to know about last payment paid.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/23/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  06/23/2017comments reflect dispute received regarding hard inquiry / credit report. Dispute noted as resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Keyword search completed one true hit - dispute.	11/30/2017	12/28/2017
585781668	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/19/2018.  The last payment was received on 01/29/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Keyword search - no true hits.	01/31/2018	03/01/2018
540184315	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 02/01/2017 - 08/30/2017 [3] Pay History - Incomplete - Missing: Incomplete - Missing 02/01/2017 - 08/30/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 01/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2017.  Borrower made payment over the phone.  RFD: excessive obligations.  Borrower advised will enroll in automatic draft system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Reviewed keyword search. No true hits.	01/31/2018	02/26/2018
596684513	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 02/01/2017 - 10/11/2017 [3] Pay History - Incomplete - Missing: Incomplete - Missing 02/01/2017 - 10/11/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 01/06/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: The comments on 10/26/2017 stated the property was located in a FEMA disaster zone. There was no mention of the property or borrower being affected by the storm. No true hits from keyword search.	01/31/2018	03/06/2018
591214653	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 01/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2017.  The borrower verified the tax disbursement date
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Keywords searched - no relevant hits.	01/31/2018	03/06/2018
501525047	XXXXX	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 02/01/2017 - 08/30/2017 [3] Pay History - Incomplete - Missing: Incomplete - Missing 02/01/2017 - 08/04/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/05/2018.  The last payment was received on 01/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2018.  The borrower informed the servicer on 09/27/2017 that the payment has been sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Keyword search - no true hits.	01/31/2018	03/06/2018
534124994	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 02/13/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Borrower payment made in the amount of $2,565.64.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Keyword search completed - No true hits.	01/31/2018	02/21/2018
575232548	XXXXX	XXXXX	XXXXX	2	[2] Property is located in a FEMA disaster area. EXCEPTION INFO: FEMA Disaster XX/XX/2018, no evidence property was impacted by XXX.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 01/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2017.  Representative contacted Borrower for payment and advised ACH has not been set up yet. Borrower enrolled for ACH drafts on 07/05/2017. Representative advised time-frame for ACH to become active.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: FEMA Disaster declared XX/XX/2018, for XXX on XX/XX/2018. Moratorium in effect from 01/02/2018-04/02/2018. No evidence Borrower's property was impacted.	01/31/2018	03/06/2018
588169468	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 01/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  Property located in FEMA disaster area 01/02/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: No true keyword hits	01/31/2018	02/02/2018
558059103	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 01/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2017.  Spoke to the borrower and discussed the modification terms and answered questions about the balloon payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: Reviewed keywords – no keywords found	01/31/2018	02/26/2018
514390521	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 01/01/2018 - 11/13/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 01/01/2018 - 11/06/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 12/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018.  Borrower called in to have password reset and made payment iao 924.89
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	01/23/2019
593265979	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2019.  The last payment was received on 12/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	01/15/2019
569217639	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2019.  The last payment was received on 12/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	02/04/2019
593140801	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2019.  The last payment was received on 12/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2018.  The borrower was not able to discuss the loan because they were at work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	02/02/2019
584120606	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 01/01/2018 - 11/11/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 01/01/2018 - 11/06/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2019.  The last payment was received on 12/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  The borrower called to find out if a late fee could be spread over 12 months. The servicer advised if a payment is made any additional amount can be applied to the late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	01/07/2019
512887076	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 02/01/2018 - 11/15/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 02/01/2018 - 11/11/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2019.  The last payment was received on 12/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	01/07/2019
506891645	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 01/01/2018 - 07/11/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 01/01/2018 - 07/05/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2019.  The last payment was received on 12/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2018.  The borrower contacted the servicer to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	02/06/2019
576734592	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 01/01/2018 - 11/13/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 01/01/2018 - 11/06/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2019.  The last payment was received on 12/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018.  Comments from 12/26/18 indicate borrower called because she may have payment issues due to government shut down.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	01/30/2019
598614465	XXXXX	XXXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2019.  The last payment was received on 12/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2018.  The borrower called to find out if the servicer received the claim check. The servicer confirmed the check was received and it would be forwarded to the loss draft department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments on 12/11/2018 indicated hail damages were incurred to the roof on 07/31/2018. Comments on 12/07/2018 indicated claim funds in the amount of $5736.28 has been received by the servicer.  The damage repair amount is estimated at $5,736.28.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	01/14/2019
588838196	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 01/01/2018 - 11/14/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 01/01/2018 - 11/07/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2019.  The last payment was received on 01/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  Said next check is on 2/8 and will make payment then.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	01/28/2019
588009192	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 01/01/2018 - 08/07/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 01/01/2018 - 08/06/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2019.  The last payment was received on 12/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2018.  Borrower called in to make payment iao $1659.83 and wanted to be educated on the negatives effects of falling behind
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	01/07/2019
536102700	XXXXX	XXXXX	3	[3] Collection Comments - Incomplete -: Missing 01/01/2018 - 11/12/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 01/01/2018 - 11/07/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 01/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2018.  Comments from 11/27/18 indicates borrower borrower called to review billing history and application of funds. Servicer confirmed December payment not yet received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	01/07/2019
500638155	XXXXX	XXXXX	XXXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2019.  The last payment was received on 12/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2018.  Comments from 9/12/18 indicates an authorized third party intends to make payment online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Comments on 12/17/2018 indicated the borrower passed away on XX/XX/XXXX; the borrower is survived by their spouse.	12/31/2018	02/11/2019
563799952	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2019.  The last payment was received on 12/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018.  On 03/30/2018 an authorized third party called to request a payoff as they advised it has not been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Flood damage DOL 2/28/17 $10480.06 enhanced endorse and release.
						FC referral XX/XX/17.	12/31/2018	02/06/2019
502195310	XXXXX	XXXXX	XXXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2019.  The last payment was received on 12/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/17/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments on 01/17/2018 indicated written payment dispute was received. A response to the dispute was sent on 03/15/2018. The servicer advised there was a change to the borrower's payment amount due to an escrow shortage. The servicer advised delinquent taxes in the amount of $4170.57 was paid on 11/16/2017. As a result, an escrow payment was calculated to repay the amounts disbursed. If the borrower would like the shortage to be spread across longer than 12 months, they can send a request in writing. Additionally, once the shortage is paid in full the borrower can request to remove the escrow from the account. There was no further mention of the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	01/25/2019
538736183	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/15/2019.  The last payment was received on 12/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2018.  The borrower called in to find out information about the uncollected fees. The servicer advised the uncollected fees are coming from the daily simple interest when payments are late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	02/01/2019
523448844	XXXXX	XXXXX	XXXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/19/2019.  The last payment was received on 12/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2018.  Spoke to borrower.  Intent to keep property.  Advise the payment will not clear.  Inform borrower check cant be held.  But will be presented to the bank twice.  Borrower wanted to know if November and December payment have posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Comments on 10/29/2018 indicated the property is located in a FEMA disaster area due to Hurricane Florence. Disaster was declared on 09/14/2018. There was no mention of damages.	12/31/2018	02/07/2019
520250546	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2019.  The last payment was received on 12/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2018.  The borrower and an authorized third party discussed the payment change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	02/05/2019
576098594	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/20/2019.  The last payment was received on 12/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2018.  Borrower called in to make payment of $900.38 for 12/27/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	02/08/2019
554991638	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/04/2019.  The last payment was received on 12/03/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	01/25/2019
531898315	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/15/2019.  The last payment was received on 12/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  3/20/18 Inbound Borrower inquired when will he receive statement, advised would have to make request in writing.  Advised of mailing address for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	01/30/2019
532461417	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/19/2019.  The last payment was received on 12/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018.  On 11/29/2018 the borrower called to verify status of home insurance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  Comments on 12/19/2017 indicated the loan was reaffirmed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	02/11/2019
583743021	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/13/2019.  The last payment was received on 12/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	02/06/2019
595936817	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2019.  The last payment was received on 12/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2018.  Servicer called to follow up on refinance.  Borrower stated they took care of the tax lien and it should be closed this month. No evidence of  a refinance occurring during the review period. The servicer advised the borrower to follow up on a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The bankruptcy case number was not provided in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Collection comments dated 10/23/2018, and 12/04/18 reference unknown IRS lien. Comments state the issue has been resolved by the borrower. No further details provided.	12/31/2018	01/29/2019
524078350	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/14/2019.  The last payment was received on 12/10/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed onXX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	02/04/2019
505058167	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/12/2019.  The last payment was received on 12/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  Borrower requested escrow shortage be spread over 36 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	01/25/2019
584155291	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2019.  The last payment was received on 12/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2018.  The borrower called in for the principal balance amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	02/11/2019
584632926	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 12/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	01/22/2019
531064981	XXXXX	XXXXX	XXXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/15/2019.  The last payment was received on 12/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2018.  Borrower called about payment, FEMA and refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Comments on 11/15/2018 indicated the property was located in a FEMA disaster area due to wildfires; no damages noted.	12/31/2018	01/29/2019
575504246	XXXXX	XXXXX	XXXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2019.  The last payment was received on 12/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  The borrower called in to find out the loan number and payment amount to make a payment. The borrower asked what fees were for on the account and the servicer provided them with the research department fax number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Comments on 11/15/2018 indicated the property is located in a FEMA disaster area due to wildfires; no damages reported.	12/31/2018	02/11/2019
541672635	XXXXX	XXXXX	XXXXX	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2019.  The last payment was received on 12/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018.  Borrower called in to scheduled loan payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Comments on 01/23/2019 indicated there were fire damages incurred on 01/22/2019. The borrower advised the kitchen floor is puckered and there is possible water seeping from the slab. The borrower needed the name of the insurance company and the servicer provided them with the lender placed insurance carrier. Comments on 02/12/2018 indicated a denial letter was received but details were not provided; unsure if the denial letter was for the claim.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: A prior water damage claim with a date of loss of 10/01/2016 was closed on 09/19/2018 as all claim funds were released. Comments on 01/16/2018 indicated the property is located in a FEMA declared disaster area due to wildfires; damages were noted.	12/31/2018	02/12/2019
569492619	XXXXX	XXXXX	XXXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/10/2018.  The last payment was received on 12/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  The borrower called in because they received a notice of intent. The borrower advised a relative was making payments and they will find out why they are behind. The servicer advised there was an escrow change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: Comments on 11/15/2018 indicated the property is located in a FEMA disaster area due to wildfires; no damages reported.	12/31/2018	02/11/2019
563639308	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/15/2019.  The last payment was received on 12/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  On 12/18/2018 the borrower advised the reason for default is curtailment of income. The borrower advised they mailed a payment on 12/17/2018. On 10/04/2018 the borrower advised they are requesting a loan modification to lower their interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	02/06/2019
524900556	XXXXX	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 12/21/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	12/31/2018	01/25/2019
506394979	XXXXX	XXXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 01/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  The borrower called the servicer on 2/26/2018 wanting to make a pot dated payment to the account. The servicer advised the borrower to call back on 3/1/2018 to make the post dated payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2019	03/19/2019
521099929	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 01/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2018.  The borrower called in advised had missed calls and will call back and make a payment on 12/21/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2019	03/01/2019
548446384	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2019.  The last payment was received on 01/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2019	02/11/2019
557458138	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 01/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2018.  The borrower called in regarding a letter stating the payment increased due to escrow.  The borrower inquired if the flex pay would automatically update to reflect the new payment.  The servicer confirmed the flex pay was updated and will draft the new payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2019	03/19/2019
564504802	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 01/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Contact with the borrower for a payment. The co-borrower scheduled a payment. The co-borrower decline auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2019	01/17/2019
513823425	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 01/24/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  The borrower called in a payment in the amount of $3199.65.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2019	03/12/2019
564455689	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 01/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2019	01/17/2019
590981858	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2019.  The last payment was received on 01/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2019	03/31/2019
552980118	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 01/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.  The borrower will make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2019	12/06/2018
599660250	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 01/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2018.  The borrower called on 07/11/2018 regarding an issue they had with making a payment through the automated system. The servicer advised to wait an hour to see if the payment went through.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	01/31/2019	08/03/2018
560994845	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 01/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019.  The borrower called in and stated received a call about an hour ago. The borrower asked if is was about assumption and the agent advised did not see any updates regarding assumption on loan. The agent advised assumption can take up to 90 days and that he will be advised once completed and will get letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2019	04/04/2019
508380838	XXXXX	XXXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 01/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2018.  The borrower called in stating last name changed and will be making the payment on the 23rd. The borrower stated will re-fax the documents for the name change.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/08/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the credit reporting and the late fees on a payment that was returned on 07/20/2018.  The late fees and NSF fee were waived, but the servicer stated the credit reporting stands.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2019	03/15/2019
541568154	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 01/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  The borrower called in to discuss the modification denial, the denial was due to a high credit score and the servicer suggested refinancing the loan if trying to lower the payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2019	03/27/2019
535728581	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/06/2019.  The last payment was received on 01/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  The borrower called in regarding the insurance letter that was received.  The servicer advised the policy is on file and emailed the team to update the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2019	01/22/2019
503521587	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 01/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2018.  The borrower was calling about her gift card.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2019	03/19/2019
508104888	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 01/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2018.  The borrower called in to discuss their billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2019	07/13/2018
542122944	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 01/10/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2018.  The borrower called for the 1098 tax form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2019	11/13/2018
569227447	XXXXX	XXXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 01/10/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019.  The borrower called in wanting to know what the recoverable fees are and is also requesting payoff and breakdown of the fees. The agent advised that the recoverable fees were from the modification and when the foreclosure was going to begin.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
						ADDITIONAL INFORMATION: N/A	01/31/2019	04/03/2019
514934440	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 01/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2018.  Borrower wanted the servicer to continue making insurance payments and will discontinue making insurance payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2019	03/18/2019
506271026	XXXXX	XXXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 01/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  Borrower stated unable to view the payments online.  Agent walked borrower through the steps.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
						ADDITIONAL INFORMATION: N/A	01/31/2019	03/21/2019